UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

Item 1.	Schedule of Investments.

Quarterly Report

30 November 2016

SSGA Funds

SSGA Dynamic Small Cap Fund

SSGA Enhanced Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

Quarterly Report

November 30, 2016 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Dynamic Small Cap Fund

Schedule of Investments — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.0%
Consumer Discretionary - 9.6%
AMC Entertainment Holdings, Inc. (a)	536	$18,197
American Eagle Outfitters, Inc.	9,336	154,604
American Public Education, Inc. (b)	503	11,619
Beazer Homes USA, Inc. (b)	1,360	18,333
Big Lots, Inc. (a)	2,904	146,971
Burlington Stores, Inc. (b)	1,235	108,581
Cavco Industries, Inc. (b)	1,261	119,228
Chico’s FAS, Inc.	11,432	175,024
Cooper Tire & Rubber Co.	3,878	148,527
Cooper-Standard Holding, Inc. (b)	1,496	142,599
Dana, Inc.	14,590	246,425
Dave & Buster’s Entertainment, Inc. (a)(b)	2,944	137,926
Denny’s Corp. (b)	10,292	124,430
Drew Industries, Inc.	1,875	197,063
Eldorado Resorts, Inc. (a)(b)	1,653	22,729
Express, Inc. (b)	17,406	232,544
Finish Line, Inc. (a)	5,078	113,950
Haverty Furniture Cos., Inc.	317	6,847
ILG, Inc.	846	15,287
Jack in the Box, Inc.	1,684	175,170
K12, Inc. (b)	2,060	30,241
Marriott Vacations Worldwide Corp. (a)	1,115	86,569
Metaldyne Performance Group, Inc.	2,209	44,622
Modine Manufacturing Co. (b)	2,612	30,691
Nutrisystem, Inc.	4,811	176,804
Papa John’s International, Inc. (a)	294	25,978
Party City Holdco, Inc. (a)(b)	1,375	22,069
Shoe Carnival, Inc. (a)	659	17,206
Speedway Motorsports, Inc.	901	18,462
Superior Industries International, Inc.	1,583	39,812
Tenneco, Inc. (a)(b)	1,922	113,302
TopBuild Corp. (b)	1,248	45,290
Tower International, Inc.	3,830	100,346
Unifi, Inc. (b)	448	13,942
Vail Resorts, Inc.	602	95,357
Vera Bradley, Inc. (b)	1,399	20,174

		3,196,919

Consumer Staples - 2.8%
Andersons, Inc.	3,558	140,007
Casey’s General Stores, Inc. (a)	263	31,678
Central Garden & Pet Co. (b)	1,645	45,024
Fresh Del Monte Produce, Inc.	2,515	155,955
HRG Group, Inc. (b)	3,397	52,857
Ingles Markets, Inc. (a)	928	42,595
Lancaster Colony Corp.	491	66,536
Medifast, Inc.	882	34,469
Omega Protein Corp. (b)	1,982	47,469
Revlon, Inc. (b)	729	20,230

Security Description	Shares	Value
Sanderson Farms, Inc. (a)	1,452	$117,104
SpartanNash Co.	4,672	169,173
USANA Health Sciences, Inc. (a)(b)	320	19,504

		942,601

Energy - 2.9%
Alon USA Energy, Inc.	8,355	78,036
Archrock, Inc. (a)	3,374	45,380
Callon Petroleum Co. (b)	3,355	59,182
Carrizo Oil & Gas, Inc. (a)(b)	1,265	53,560
Exterran Corp. (b)	1,680	33,768
Fairmount Santrol Holdings, Inc. (b)	3,138	30,219
Helix Energy Solutions Group, Inc. (a)(b)	15,418	161,118
McDermott International, Inc. (a)(b)	7,437	51,167
Parsley Energy, Inc. Class A (b)	2,687	102,509
REX American Resources Corp. (a)(b)	386	37,705
RSP Permian, Inc. (b)	1,825	81,486
Seadrill, Ltd. (a)(b)	36,389	101,525
Unit Corp. (b)	2,984	72,511
US Silica Holdings, Inc.	1,407	71,208

		979,374

Financials - 20.8%
AG Mortgage Investment Trust, Inc. REIT	1,465	25,769
AMERISAFE, Inc.	2,299	146,101
Apollo Commercial Real Estate Finance, Inc. REIT (a)	3,417	58,636
Argo Group International Holdings, Ltd.	2,947	186,987
Banc of California, Inc. (a)	1,671	25,232
BancFirst Corp.	384	31,469
Beneficial Bancorp, Inc.	1,261	21,941
Berkshire Hills Bancorp, Inc.	2,877	97,674
Boston Private Financial Holdings, Inc.	11,035	165,525
Capitol Federal Financial, Inc.	3,665	58,310
CenterState Banks, Inc.	4,880	109,410
Central Pacific Financial Corp.	1,585	46,837
Chemical Financial Corp.	2,121	110,037
Cohen & Steers, Inc.	2,841	101,140
Employers Holdings, Inc.	4,321	152,747
Enova International, Inc. (b)	6,466	75,329
Enstar Group, Ltd. (b)	338	66,468
Essent Group, Ltd. (b)	6,089	185,836
First American Financial Corp.	2,294	86,576
First Busey Corp.	2,901	79,516
First Citizens BancShares, Inc.	371	132,213
First Commonwealth Financial Corp.	918	11,585
First Merchants Corp.	4,371	150,056
First Midwest Bancorp, Inc.	6,853	166,391
Firstcash, Inc.	872	40,025
Genworth Financial, Inc. Class A (b)	30,997	132,667

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	1

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

German American Bancorp, Inc. (a)	361	$17,126
Great Western Bancorp, Inc.	4,299	171,960
Green Dot Corp. Class A (b)	5,896	142,153
Hanmi Financial Corp. (a)	4,204	129,063
Hanover Insurance Group, Inc.	475	41,130
HCI Group, Inc. (a)	631	20,407
Heritage Insurance Holdings, Inc.	906	13,074
Hilltop Holdings, Inc.	7,299	205,029
HomeStreet, Inc. (b)	1,349	39,188
Horace Mann Educators Corp.	1,562	62,714
Independent Bank Corp.	1,851	120,500
Infinity Property & Casualty Corp. (a)	878	75,727
Invesco Mortgage Capital, Inc. REIT	3,212	47,859
KCG Holdings, Inc. (b)	4,047	57,225
Kearny Financial Corp.	2,823	42,768
Lakeland Financial Corp.	1,105	46,631
LegacyTexas Financial Group, Inc.	4,669	183,305
MGIC Investment Corp. (b)	27,771	251,883
National General Holdings Corp.	3,190	72,062
National Western Life Group, Inc.	226	59,085
New Residential Investment Corp. REIT	14,495	223,948
Northwest Bancshares, Inc. (a)	9,387	170,562
OM Asset Management PLC (a)	1,177	17,302
PennyMac Mortgage Investment Trust REIT	2,210	35,979
Peoples Bancorp, Inc.	389	11,363
Provident Financial Services, Inc. (a)	3,339	89,953
Pzena Investment Management, Inc.	834	8,248
Radian Group, Inc.	17,225	250,796
Redwood Trust, Inc. REIT	8,842	134,575
Resource Capital Corp. REIT (a)	2,054	17,336
Selective Insurance Group, Inc.	3,269	134,356
ServisFirst Bancshares, Inc.	729	53,669
Southside Bancshares, Inc. (a)	1,022	39,316
State Bank Financial Corp. (a)	3,006	74,218
Towne Bank (a)	3,067	98,911
UMB Financial Corp. (a)	2,891	219,774
Union Bankshares Corp.	2,659	89,874
United Community Banks, Inc.	5,337	145,060
United Fire Group, Inc. (a)	1,799	81,675
Universal Insurance Holdings, Inc. (a)	2,823	67,752
Virtus Investment Partners, Inc. (a)	1,927	223,147
Walker & Dunlop, Inc. (b)	4,967	145,980
West Bancorp, Inc.	500	11,125
Westwood Holdings Group, Inc.	274	16,270
Wintrust Financial Corp.	2,639	173,752
World Acceptance Corp. (b)	944	53,119
WSFS Financial Corp.	2,676	114,131

		6,965,557

Health Care - 11.1%
Achillion Pharmaceuticals, Inc. (b)	1,727	7,150

Security Description	Shares	Value
Acorda Therapeutics, Inc. (a)(b)	579	$12,043
Alder Biopharmaceuticals, Inc. (b)	156	3,674
Amedisys, Inc. (b)	373	14,730
Amicus Therapeutics, Inc. (a)(b)	1,326	7,930
ANI Pharmaceuticals, Inc. (b)	238	14,025
ARIAD Pharmaceuticals, Inc. (a)(b)	3,231	43,554
Array BioPharma, Inc. (a)(b)	1,140	9,228
Atrion Corp. (a)	41	20,115
BioTelemetry, Inc. (a)(b)	761	14,801
Catalent, Inc. (b)	2,032	48,626
Chemed Corp. (a)	1,197	178,317
Coherus Biosciences, Inc. (b)	214	5,757
CTI BioPharma Corp. (a)(b)	1,926	808
Emergent BioSolutions, Inc. (b)	982	26,278
Evolent Health, Inc. Class A (b)	924	17,371
Exact Sciences Corp. (a)(b)	5,842	86,286
Exelixis, Inc. (b)	5,370	90,860
FibroGen, Inc. (b)	450	9,968
Galectin Therapeutics, Inc. (a)(b)	250	205
Glaukos Corp. (b)	774	24,157
Haemonetics Corp. (b)	1,815	71,928
Halozyme Therapeutics, Inc. (a)(b)	1,183	13,971
Halyard Health, Inc. (b)	3,746	139,164
HealthSouth Corp. (a)	4,549	189,557
Healthways, Inc. (a)(b)	1,141	26,471
Heska Corp. (b)	525	34,708
HMS Holdings Corp. (b)	3,751	68,718
ICU Medical, Inc. (a)(b)	896	134,624
INC Research Holdings, Inc. (b)	3,204	158,598
Inogen, Inc. (a)(b)	1,874	120,742
Inovio Pharmaceuticals, Inc. (a)(b)	1,187	8,404
Insmed, Inc. (b)	673	9,186
Insulet Corp. (a)(b)	3,734	125,649
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,304	20,349
Kite Pharma, Inc. (a)(b)	321	16,349
Lexicon Pharmaceuticals, Inc. (a)(b)	466	7,097
Ligand Pharmaceuticals, Inc. (b)	198	20,671
MacroGenics, Inc. (a)(b)	365	9,464
Masimo Corp. (b)	2,811	173,917
Merit Medical Systems, Inc. (b)	5,280	124,344
Merrimack Pharmaceuticals, Inc. (a)(b)	979	5,394
MiMedx Group, Inc. (a)(b)	1,104	10,466
Momenta Pharmaceuticals, Inc. (b)	591	8,363
Myriad Genetics, Inc. (a)(b)	731	12,200
Novavax, Inc. (a)(b)	3,149	3,810
NuVasive, Inc. (a)(b)	2,630	170,687
Omnicell, Inc. (b)	4,017	144,010
Ophthotech Corp. (a)(b)	240	7,356
Orthofix International NV (b)	2,731	102,877
PAREXEL International Corp. (a)(b)	1,039	61,301
PDL BioPharma, Inc.	7,999	17,518
PRA Health Sciences, Inc. (b)	1,677	90,088

See accompanying notes to schedules of investments.

2	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Prothena Corp. PLC (b)	670	$39,543
Radius Health, Inc. (a)(b)	324	17,243
Repligen Corp. (b)	468	15,070
Retrophin, Inc. (a)(b)	376	7,697
Sage Therapeutics, Inc. (a)(b)	137	6,865
Sarepta Therapeutics, Inc. (b)	3,362	115,182
SciClone Pharmaceuticals, Inc. (b)	1,633	16,248
Supernus Pharmaceuticals, Inc. (a)(b)	1,166	25,127
Synergy Pharmaceuticals, Inc. (a)(b)	727	3,824
TESARO, Inc. (a)(b)	1,308	177,483
Triple-S Management Corp. Class B (b)	1,156	25,756
Ultragenyx Pharmaceutical, Inc. (a)(b)	446	34,917
US Physical Therapy, Inc.	541	34,624
Vanda Pharmaceuticals, Inc. (b)	1,947	32,028
Vascular Solutions, Inc. (b)	2,801	154,335
WellCare Health Plans, Inc. (b)	976	133,732
West Pharmaceutical Services, Inc.	1,084	87,967
Xencor, Inc. (b)	1,234	31,541
ZIOPHARM Oncology, Inc. (a)(b)	1,373	8,897

		3,711,943

Industrials - 18.3%
AAR Corp.	1,834	67,656
ABM Industries, Inc.	3,997	175,868
ACCO Brands Corp. (b)	5,607	69,807
Aegion Corp. Class A (b)	7,879	190,593
Air Transport Services Group, Inc. (b)	2,774	44,939
American Woodmark Corp. (b)	871	66,762
Applied Industrial Technologies, Inc. (a)	1,750	104,737
Argan, Inc. (a)	1,652	99,863
Barnes Group, Inc.	2,733	126,265
BMC Stock Holdings, Inc. (b)	1,742	32,837
Brady Corp. Class A	5,045	185,404
Chart Industries, Inc. (b)	1,102	39,176
Curtiss-Wright Corp.	1,533	154,097
Deluxe Corp.	1,311	88,755
DigitalGlobe, Inc. (b)	2,927	94,103
EMCOR Group, Inc.	3,521	244,252
EnerSys	3,402	270,731
ESCO Technologies, Inc.	1,761	98,440
Franklin Electric Co., Inc.	4,163	162,565
FTI Consulting, Inc. (b)	1,586	67,722
Gibraltar Industries, Inc. (b)	5,000	225,000
Greenbrier Cos., Inc.	2,912	112,986
Harsco Corp.	2,739	38,346
Hawaiian Holdings, Inc. (b)	3,425	175,874
HNI Corp.	1,833	96,727
ICF International, Inc. (b)	1,958	108,375
Insperity, Inc.	1,690	122,356
John Bean Technologies Corp.	1,248	112,570
Kadant, Inc.	631	39,501
Kimball International, Inc. Class B	4,612	69,180

Security Description	Shares	Value
Knoll, Inc.	5,027	$133,266
Lydall, Inc. (b)	953	56,894
MasTec, Inc. (b)	5,079	192,748
Matthews International Corp. Class A	644	46,851
McGrath RentCorp	2,394	88,386
Meritor, Inc. (b)	17,780	224,384
Miller Industries, Inc.	718	18,309
Mueller Water Products, Inc. Class A	4,088	54,084
MYR Group, Inc. (b)	1,258	47,125
Navigant Consulting, Inc. (b)	4,854	119,894
NCI Building Systems, Inc. (b)	1,451	24,232
Patrick Industries, Inc. (a)(b)	1,395	99,533
Quad/Graphics, Inc.	4,585	128,976
Rexnord Corp. (b)	2,552	56,144
RPX Corp. (b)	6,256	65,375
Simpson Manufacturing Co., Inc. (a)	1,971	92,913
SkyWest, Inc. (a)	6,483	238,899
SPX Corp. (b)	4,409	107,712
SPX FLOW, Inc. (b)	4,040	126,614
Tennant Co. (a)	1,165	87,492
Tetra Tech, Inc.	4,644	198,995
TriNet Group, Inc. (b)	1,528	38,551
Tutor Perini Corp. (a)(b)	1,353	35,313
Universal Forest Products, Inc.	1,760	174,838
Vectrus, Inc. (b)	692	15,985
Wabash National Corp. (a)(b)	8,476	116,884
WageWorks, Inc. (b)	809	59,745

		6,135,629

Information Technology - 18.8%
2U, Inc. (a)(b)	921	30,448
8x8, Inc. (b)	2,713	37,033
Advanced Energy Industries, Inc. (b)	3,053	168,556
Advanced Micro Devices, Inc. (a)(b)	16,507	147,077
Anixter International, Inc. (b)	2,397	187,326
Bankrate, Inc. (b)	19,476	199,629
Bel Fuse, Inc. Class B	619	18,137
Belden, Inc.	2,316	171,152
Benchmark Electronics, Inc. (b)	3,913	110,934
Cardtronics PLC Class A (b)	1,224	60,551
Cirrus Logic, Inc. (b)	1,524	83,820
Coherent, Inc. (b)	1,596	208,278
CommVault Systems, Inc. (b)	1,010	54,540
Comtech Telecommunications Corp. (a)	10,348	119,002
Convergys Corp. (a)	5,611	145,157
Cornerstone OnDemand, Inc. (a)(b)	1,176	42,230
CSG Systems International, Inc.	2,406	107,067
Ebix, Inc. (a)	3,277	195,309
Entegris, Inc. (b)	2,784	49,973
ePlus, Inc. (b)	683	75,950
Fabrinet (b)	1,071	45,839
Fair Isaac Corp.	1,682	191,227
Finisar Corp. (b)	8,428	280,062

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	3

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Gigamon, Inc. (b)	3,138	$167,412
GrubHub, Inc. (b)	1,971	72,986
HubSpot, Inc. (b)	590	33,099
Insight Enterprises, Inc. (b)	7,124	249,483
Intersil Corp. Class A	3,526	78,101
Itron, Inc. (b)	3,522	226,112
LogMeIn, Inc.	1,262	127,273
ManTech International Corp. Class A (a)	3,587	154,277
MKS Instruments, Inc.	2,596	149,400
MoneyGram International, Inc. (b)	3,784	41,321
NETGEAR, Inc. (b)	3,036	163,033
NeuStar, Inc. Class A (a)(b)	4,909	119,043
NIC, Inc.	4,005	100,526
Novanta, Inc. (b)	1,655	33,514
Paycom Software, Inc. (a)(b)	1,853	83,144
Plexus Corp. (b)	3,187	162,856
Progress Software Corp.	4,558	134,780
Proofpoint, Inc. (a)(b)	1,429	110,047
RealPage, Inc. (b)	2,749	78,621
RingCentral, Inc. Class A (b)	4,936	106,371
Sanmina Corp. (b)	6,619	217,434
Science Applications International Corp.	3,062	252,829
Shutterstock, Inc. (a)(b)	722	33,977
Sykes Enterprises, Inc. (b)	5,252	148,001
Synchronoss Technologies, Inc. (a)(b)	3,866	187,424
Travelport Worldwide, Ltd.	9,663	135,282
TTM Technologies, Inc. (a)(b)	2,676	36,313
Vishay Intertechnology, Inc. (a)	11,067	167,665

		6,299,621

Materials - 7.2%
Boise Cascade Co. (b)	1,572	35,842
Chase Corp.	939	75,683
Chemours Co.	6,666	164,784
Clearwater Paper Corp. (b)	2,739	170,366
Cliffs Natural Resources, Inc. (a)(b)	15,935	140,387
Coeur Mining, Inc. (b)	4,002	38,619
FutureFuel Corp.	1,286	17,657
Hawkins, Inc.	442	21,459
HB Fuller Co.	2,532	118,979
Innophos Holdings, Inc.	1,109	60,463
Innospec, Inc.	2,421	159,060
Koppers Holdings, Inc. (b)	967	37,084
Minerals Technologies, Inc.	2,398	194,238
Neenah Paper, Inc.	1,985	168,527
PH Glatfelter Co.	5,753	132,146
Rayonier Advanced Materials, Inc.	1,139	15,809
Schweitzer-Mauduit International, Inc.	1,111	46,706
Stepan Co.	2,058	167,048
SunCoke Energy, Inc.	19,808	226,207
Trinseo SA	2,748	160,895

Security Description	Shares	Value
Worthington Industries, Inc. (a)	4,334	$243,918

		2,395,877

Real Estate - 5.8%
Acadia Realty Trust REIT (a)	3,359	111,049
Alexander’s, Inc. REIT	129	55,173
American Assets Trust, Inc. REIT (a)	2,825	113,169
CareTrust REIT, Inc.	2,292	32,432
CoreSite Realty Corp. REIT (a)	604	42,600
DuPont Fabros Technology, Inc. REIT	1,428	58,062
EPR Properties REIT	1,152	80,110
First Industrial Realty Trust, Inc. REIT	2,393	63,295
Franklin Street Properties Corp. REIT (a)	5,824	73,149
Government Properties Income Trust REIT (a)	1,970	37,016
Gramercy Property Trust REIT	9,270	81,020
Healthcare Realty Trust, Inc. REIT	4,489	131,887
Hudson Pacific Properties, Inc. REIT	2,723	94,951
Mack-Cali Realty Corp. REIT	1,785	48,284
Medical Properties Trust, Inc. REIT (a)	5,238	62,437
National Health Investors, Inc. REIT	693	49,037
Physicians Realty Trust REIT	2,770	50,192
Potlatch Corp. REIT	2,595	106,590
PS Business Parks, Inc. REIT	1,686	188,377
RE/MAX Holdings, Inc. Class A	2,622	128,478
Retail Opportunity Investments Corp. REIT	2,298	47,431
Select Income REIT	3,494	85,393
Summit Hotel Properties, Inc. REIT	8,980	127,696
Urstadt Biddle Properties, Inc. Class A, REIT (a)	2,878	65,187

		1,933,015

Utilities - 1.7%
Avista Corp.	1,297	52,490
NRG Yield, Inc. Class C	8,104	124,396
ONE Gas, Inc.	1,773	106,398
Ormat Technologies, Inc. (a)	3,041	145,451
Portland General Electric Co.	1,610	66,976
Southwest Gas Corp.	1,186	87,918

		583,629

Total Common Stocks (Cost $27,338,716)		33,144,165

Rights - 0.0% (c)
Health Care - 0.0% (c)
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (b)(d)	224	—

See accompanying notes to schedules of investments.

4	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Short-term Investments - 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (e)(f)	268,247	$268,247
State Street Navigator Securities Lending Government Money Market Portfolio (e)(g)	666,434	666,434

Total Short-Term Investments (Cost $934,681)		934,681

Total Investments - 101.8% (Cost $28,273,397)		34,078,846

Liabilities in Excess of Other Assets - (1.8)%		(590,802)

Net Assets - 100.0%		$33,488,044

(a)	All or a portion of the shares of the security are on loan at November 30, 2016.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of November 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at November 30, 2016.
(g)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of November 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$3,196,919	$—	$—		$3,196,919
Consumer Staples	942,601	—	—		942,601
Energy	979,374	—	—		979,374
Financials	6,965,557	—	—		6,965,557
Health Care	3,711,943	—	—		3,711,943
Industrials	6,135,629	—	—		6,135,629
Information Technology	6,299,621	—	—		6,299,621
Materials	2,395,877	—	—		2,395,877
Real Estate	1,933,015	—	—		1,933,015
Utilities	583,629	—	—		583,629
Rights
Health Care	—	—	0	(a)	—
Short-Term Investments	934,681	—	—		934,681

Total Investments	$34,078,846	$—	$0		$34,078,846

(a)	Fund held a Level 3 security that was valued at $0 at November 30, 2016.

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	5

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 11/30/16	Value at 11/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	387,345	$387,345	1,539,141	1,658,239	268,247	$268,247	$116	$—
State Street Navigator Securities Lending Government Money Market Portfolio*	6,575,217	6,575,217	1,518,332	7,427,115	666,434	666,434	1,927	—

Total		$6,962,562				$934,681	$2,043	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedules of investments.

6	Dynamic Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.9%
Consumer Discretionary - 12.5%
1-800-Flowers.com, Inc. Class A (a)	1,428	$15,065
Aaron’s, Inc.	6,108	177,865
AMC Entertainment Holdings, Inc.	146	4,957
American Axle & Manufacturing Holdings, Inc. (a)	486	7,611
American Eagle Outfitters, Inc.	7,677	127,131
American Public Education, Inc. (a)	1,599	36,937
Big Lots, Inc.	877	44,385
BJ’s Restaurants, Inc. (a)	565	20,962
Bloomin’ Brands, Inc.	8,301	154,399
Bob Evans Farms, Inc.	2,805	125,243
Boyd Gaming Corp. (a)	4,618	87,003
Caleres, Inc.	5,819	190,514
Callaway Golf Co.	9,668	117,466
Capella Education Co.	1,091	95,190
Carrols Restaurant Group, Inc. (a)	5,382	73,195
Cato Corp. Class A	2,210	65,416
Cavco Industries, Inc. (a)	1,069	101,074
Cheesecake Factory, Inc.	122	7,219
Chico’s FAS, Inc.	15,533	237,810
Cooper Tire & Rubber Co.	3,367	128,956
Cooper-Standard Holding, Inc. (a)	985	93,890
Culp, Inc.	1,202	40,567
Dana, Inc.	866	14,627
Dave & Buster’s Entertainment, Inc. (a)	455	21,317
Denny’s Corp. (a)	1,302	15,741
Drew Industries, Inc.	929	97,638
Eldorado Resorts, Inc. (a)	3,513	48,304
Express, Inc. (a)	6,118	81,736
Flexsteel Industries, Inc.	202	11,086
Gerber Scientific, Inc. (a)(b)	600	—
Gray Television, Inc. (a)	7,455	75,295
Haverty Furniture Cos., Inc.	958	20,693
Helen of Troy, Ltd. (a)	1,295	110,204
Iconix Brand Group, Inc. (a)	4,499	40,356
Intrawest Resorts Holdings, Inc. (a)	1,195	20,960
Jack in the Box, Inc.	54	5,617
Johnson Outdoors, Inc. Class A	1,199	50,118
K12, Inc. (a)	11,794	173,136
Kirkland’s, Inc. (a)	1,210	17,775
La Quinta Holdings, Inc. (a)	6,370	77,332
La-Z-Boy, Inc.	6,853	183,318
Libbey, Inc.	1,638	31,335
Liberty TripAdvisor Holdings, Inc. Class A (a)	7,638	122,590
Malibu Boats, Inc. Class A (a)	6,720	122,304
Marcus Corp.	2,836	85,080
MCBC Holdings, Inc.	1,487	19,985
Modine Manufacturing Co. (a)	10,126	118,980
Monarch Casino & Resort, Inc. (a)	2,971	73,918
Movado Group, Inc.	2,520	71,190

Security Description	Shares	Value
National CineMedia, Inc.	9,870	$151,406
New York Times Co. Class A	14,528	188,864
Oxford Industries, Inc.	570	41,416
Pier 1 Imports, Inc.	6,223	34,787
Potbelly Corp. (a)	4,627	63,159
Regis Corp. (a)	2,557	34,519
Rent-A-Center, Inc.	1,318	15,223
Ruth’s Hospitality Group, Inc.	9,461	160,837
Salem Media Group, Inc.	835	4,760
Shoe Carnival, Inc.	3,062	79,949
Smith & Wesson Holding Corp. (a)	177	4,129
Sonic Corp.	1,078	28,136
Stoneridge, Inc. (a)	5,452	86,523
Superior Industries International, Inc.	1,666	41,900
Tile Shop Holdings, Inc. (a)	2,841	56,962
Tilly’s, Inc. Class A (a)	5,431	53,604
TRI Pointe Group, Inc. (a)	2,235	25,971
Wolverine World Wide, Inc.	396	8,922

		4,744,557

Consumer Staples - 3.1%
Central Garden & Pet Co. (a)	4,334	118,622
Darling Ingredients, Inc. (a)	14,742	199,164
Dean Foods Co.	8,010	159,079
Fresh Del Monte Produce, Inc.	1,146	71,063
Lancaster Colony Corp.	196	26,560
Medifast, Inc.	1,942	75,893
Natural Health Trends Corp.	477	12,063
Nutraceutical International Corp. (a)	1,598	51,535
Omega Protein Corp. (a)	2,083	49,888
Performance Food Group Co. (a)	136	2,870
Revlon, Inc. (a)	942	26,141
Seaboard Corp. (a)	3	12,279
Seneca Foods Corp. Class A (a)	244	9,174
SpartanNash Co.	6,013	217,731
SUPERVALU, Inc. (a)	29,393	136,384
Village Super Market, Inc. Class A	739	25,518

		1,193,964

Energy - 3.2%
Adams Resources & Energy, Inc.	542	21,431
Alon USA Energy, Inc.	5,679	53,042
Archrock, Inc.	13,598	182,893
Callon Petroleum Co. (a)	2,625	46,305
Contango Oil & Gas Co. (a)	2,663	26,337
Denbury Resources, Inc. (a)	4,738	17,910
DHT Holdings, Inc.	12,577	44,648
EP Energy Corp. Class A (a)	1,010	5,363
Matrix Service Co. (a)	5,872	122,431
McDermott International, Inc. (a)	1,462	10,059
Northern Oil and Gas, Inc. (a)	2,951	6,640
Oasis Petroleum, Inc. (a)	9,090	136,077
Overseas Shipholding Group, Inc. Class A	7,021	54,272

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	7

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Parker Drilling Co. (a)	15,805	$33,981
Pioneer Energy Services Corp. (a)	18,509	92,545
Sanchez Energy Corp. (a)	2,307	19,402
Scorpio Tankers, Inc.	8,679	36,712
SemGroup Corp. Class A	3,921	141,352
Teekay Corp.	1,299	10,249
TETRA Technologies, Inc. (a)	18,693	101,503
W&T Offshore, Inc. (a)	2,639	4,460
Westmoreland Coal Co. (a)	2,820	48,842
Willbros Group, Inc. (a)	4,502	11,660

		1,228,114

Financials - 18.0%
AG Mortgage Investment Trust, Inc. REIT	1,326	23,324
AMERISAFE, Inc.	1,814	115,280
Anworth Mortgage Asset Corp. REIT	24,335	126,542
Apollo Commercial Real Estate Finance, Inc. REIT	2,415	41,441
Ares Commercial Real Estate Corp. REIT	8,842	119,632
Banc of California, Inc.	783	11,823
BancorpSouth, Inc.	8,128	232,054
Berkshire Hills Bancorp, Inc.	5,705	193,685
BGC Partners, Inc. Class A	4,062	39,686
Brookline Bancorp, Inc.	13,475	200,777
Capital City Bank Group, Inc.	442	8,332
Capitol Federal Financial, Inc.	1,375	21,876
Capstead Mortgage Corp. REIT	2,229	23,048
Cathay General Bancorp	2,406	84,451
CenterState Banks, Inc.	6,739	151,088
Central Pacific Financial Corp.	2,682	79,253
Central Valley Community Bancorp	464	7,665
Chemical Financial Corp.	179	9,287
CNO Financial Group, Inc.	11,569	207,085
Columbia Banking System, Inc.	244	9,716
CYS Investments, Inc. REIT	15,775	126,831
Essent Group, Ltd. (a)	7,361	224,658
EZCORP, Inc. Class A (a)	6,069	70,704
Federated National Holding Co.	174	3,026
Fidelity & Guaranty Life	127	2,997
Fifth Street Asset Management, Inc.	1,613	10,001
First Bancorp/Southern Pines	1,221	30,525
First Busey Corp.	895	24,532
First Business Financial Services, Inc.	468	10,273
First Commonwealth Financial Corp.	17,356	219,033
First Community Bancshares, Inc.	144	4,061
First Financial Bancorp	4,032	108,058
First Midwest Bancorp, Inc.	9,812	238,235
Flagstar Bancorp, Inc. (a)	2,398	67,576
FNB Corp.	15,815	241,653
Fulton Financial Corp.	13,957	247,737
GAIN Capital Holdings, Inc.	3,501	22,511
Genworth Financial, Inc. Class A (a)	15,398	65,903

Security Description	Shares	Value
Great Southern Bancorp, Inc.	806	$40,018
Great Western Bancorp, Inc.	5,768	230,720
Hancock Holding Co.	531	22,063
Hanmi Financial Corp.	302	9,271
Heartland Financial USA, Inc.	301	12,898
Heritage Financial Corp.	758	17,169
Heritage Oaks Bancorp	485	4,826
Hilltop Holdings, Inc.	8,003	224,804
Horace Mann Educators Corp.	2,026	81,344
Horizon Bancorp	204	4,647
IBERIABANK Corp.	1,317	109,113
Independent Bank Corp.	349	6,596
International Bancshares Corp.	2,082	81,042
Invesco Mortgage Capital, Inc. REIT	2,972	44,283
Investors Bancorp, Inc.	220	2,979
James River Group Holdings, Ltd.	1,409	54,923
KCG Holdings, Inc. (a)	2,514	35,548
Lakeland Bancorp, Inc.	1,038	18,217
Maiden Holdings, Ltd.	8,635	132,979
MainSource Financial Group, Inc.	1,475	45,091
Manning & Napier, Inc.	1,856	13,734
MB Financial, Inc.	1,121	48,506
Mercantile Bank Corp.	424	13,911
Meta Financial Group, Inc.	1,672	152,068
MGIC Investment Corp. (a)	5,471	49,622
Midland States Bancorp, Inc.	172	5,600
MTGE Investment Corp. REIT	3,763	62,842
National Bank Holdings Corp. Class A	325	8,840
National General Holdings Corp.	5,903	133,349
Nelnet, Inc. Class A	152	7,668
NMI Holdings, Inc. Class A (a)	5,997	51,574
Old National Bancorp	9,844	167,840
OM Asset Management PLC	11,484	168,815
Oritani Financial Corp.	538	9,496
PennyMac Financial Services, Inc. Class A (a)	672	11,693
PHH Corp. (a)	4,660	67,663
Piper Jaffray Cos. (a)	1,438	104,902
Preferred Bank	1,865	84,093
Prosperity Bancshares, Inc.	136	8,994
Provident Financial Services, Inc.	703	18,939
Radian Group, Inc.	15,381	223,947
Selective Insurance Group, Inc.	181	7,439
Shore Bancshares, Inc.	629	8,775
Southwest Bancorp, Inc.	2,187	47,786
Stewart Information Services Corp.	81	3,843
TriCo Bancshares	283	8,847
Triumph Bancorp, Inc. (a)	232	4,976
Umpqua Holdings Corp.	13,289	236,146
Union Bankshares Corp.	2,558	86,460
United Community Banks, Inc.	8,911	242,201
United Community Financial Corp.	2,682	21,939
United Financial Bancorp, Inc.	4,227	71,352
United Fire Group, Inc.	166	7,536

See accompanying notes to schedules of investments.

8	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Webster Financial Corp.	1,107	$54,918

		6,819,204

Health Care - 12.4%
Acceleron Pharma, Inc. (a)	2,165	72,939
Accuray, Inc. (a)	8,687	43,869
Aduro Biotech, Inc. (a)	1,498	17,077
Aerie Pharmaceuticals, Inc. (a)	494	18,352
Amedisys, Inc. (a)	2,613	103,187
American Renal Associates Holdings, Inc. (a)	2,328	56,850
AngioDynamics, Inc. (a)	1,376	22,429
ANI Pharmaceuticals, Inc. (a)	885	52,153
Applied Genetic Technologies Corp. (a)	7,002	64,418
Aptevo Therapeutics, Inc. (a)	1,725	3,277
Aratana Therapeutics, Inc. (a)	5,243	37,383
ARIAD Pharmaceuticals, Inc. (a)	15,393	207,498
Array BioPharma, Inc. (a)	6,618	53,573
Atrion Corp.	25	12,265
BioCryst Pharmaceuticals, Inc. (a)	6,072	33,942
BioSpecifics Technologies Corp. (a)	383	18,905
BioTelemetry, Inc. (a)	3,482	67,725
Cantel Medical Corp.	1,509	123,089
Cara Therapeutics, Inc. (a)	1,466	13,194
Catalent, Inc. (a)	2,045	48,937
Celldex Therapeutics, Inc. (a)	1,419	5,406
Civitas Solutions, Inc. (a)	2,183	36,565
Concert Pharmaceuticals, Inc. (a)	1,420	12,837
CorVel Corp. (a)	121	3,896
Corvus Pharmaceuticals, Inc. (a)	578	8,919
Cotiviti Holdings, Inc. (a)	3,129	93,213
Cynosure, Inc. Class A (a)	3,391	153,782
Depomed, Inc. (a)	981	18,737
Dermira, Inc. (a)	1,378	44,068
Dynavax Technologies Corp. (a)	2,952	12,694
Emergent BioSolutions, Inc. (a)	3,323	88,923
Epizyme, Inc. (a)	5,274	58,541
Esperion Therapeutics, Inc. (a)	191	2,017
Exelixis, Inc. (a)	4,627	78,289
FibroGen, Inc. (a)	227	5,028
Five Prime Therapeutics, Inc. (a)	3,665	210,811
Geron Corp. (a)	4,470	9,119
Globus Medical, Inc. Class A (a)	198	4,285
HealthSouth Corp.	5,343	222,643
Heron Therapeutics, Inc. (a)	220	3,377
HMS Holdings Corp. (a)	8,598	157,515
Horizon Pharma PLC (a)	486	9,623
ICU Medical, Inc. (a)	374	56,193
Immune Design Corp. (a)	5,123	37,654
Impax Laboratories, Inc. (a)	110	1,589
INC Research Holdings, Inc. (a)	3,457	171,121
Infinity Pharmaceuticals, Inc. (a)	4,041	4,688
Innoviva, Inc. (a)	1,007	10,412

Security Description	Shares	Value
Insys Therapeutics, Inc. (a)	3,271	$38,565
Integra LifeSciences Holdings Corp. (a)	72	5,818
Intra-Cellular Therapies, Inc. (a)	491	6,845
Karyopharm Therapeutics, Inc. (a)	1,574	14,528
Lannett Co., Inc. (a)	740	16,946
LeMaitre Vascular, Inc.	7,589	172,043
Lexicon Pharmaceuticals, Inc. (a)	2,500	38,075
Lion Biotechnologies, Inc. (a)	856	5,692
MacroGenics, Inc. (a)	376	9,750
Magellan Health, Inc. (a)	2,695	196,196
Masimo Corp. (a)	3,356	207,636
Merit Medical Systems, Inc. (a)	7,428	174,929
Myriad Genetics, Inc. (a)	1,565	26,120
Natus Medical, Inc. (a)	327	13,031
Nektar Therapeutics (a)	4,974	61,106
NuVasive, Inc. (a)	33	2,142
OncoMed Pharmaceuticals, Inc. (a)	665	5,646
Ophthotech Corp. (a)	134	4,107
OraSure Technologies, Inc. (a)	19,837	167,226
OvaScience, Inc. (a)	1,217	4,077
Owens & Minor, Inc.	5,688	192,880
PDL BioPharma, Inc.	42,924	94,004
Puma Biotechnology, Inc. (a)	103	4,434
Quorum Health Corp. (a)	2,999	17,154
RadNet, Inc. (a)	7,785	48,267
Reata Pharmaceuticals, Inc. Class A (a)	1,280	33,267
Regulus Therapeutics, Inc. (a)	1,185	2,903
Repligen Corp. (a)	788	25,374
Rigel Pharmaceuticals, Inc. (a)	2,512	6,531
RTI Surgical, Inc. (a)	1,084	3,144
Sage Therapeutics, Inc. (a)	2,319	116,205
Sangamo BioSciences, Inc. (a)	1,288	4,122
Sarepta Therapeutics, Inc. (a)	1,050	35,973
SciClone Pharmaceuticals, Inc. (a)	7,594	75,560
Sucampo Pharmaceuticals, Inc. Class A (a)	1,777	28,876
Surmodics, Inc. (a)	981	23,495
Synergy Pharmaceuticals, Inc. (a)	3,068	16,138
Tetraphase Pharmaceuticals, Inc. (a)	4,505	18,876
TG Therapeutics, Inc. (a)	711	4,088
Triple-S Management Corp. Class B (a)	284	6,327
Ultragenyx Pharmaceutical, Inc. (a)	170	13,309
US Physical Therapy, Inc.	98	6,272
Utah Medical Products, Inc.	374	25,507
Vanda Pharmaceuticals, Inc. (a)	6,406	105,379
vTv Therapeutics, Inc. Class A (a)	1,159	6,050
ZIOPHARM Oncology, Inc. (a)	3,683	23,866

		4,701,486

Industrials - 15.0%
AAR Corp.	5,246	193,525

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	9

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

ABM Industries, Inc.	1,854	$81,576
ACCO Brands Corp. (a)	16,035	199,636
Aegion Corp. Class A (a)	5,360	129,658
Air Transport Services Group, Inc. (a)	1,537	24,899
Allied Motion Technologies, Inc.	1,459	31,193
ArcBest Corp.	411	12,515
AZZ, Inc.	147	9,570
Barnes Group, Inc.	4,716	217,879
Beacon Roofing Supply, Inc. (a)	1,059	49,127
CIRCOR International, Inc.	718	45,500
CLARCOR, Inc.	872	61,432
Comfort Systems USA, Inc.	3,312	106,646
Continental Building Products, Inc. (a)	7,423	166,275
Costamare, Inc.	1,792	10,322
Curtiss-Wright Corp.	2,685	269,896
EMCOR Group, Inc.	3,367	233,569
EnerSys	977	77,750
Ennis, Inc.	7,065	114,100
Federal Signal Corp.	10,054	158,853
Gibraltar Industries, Inc. (a)	2,753	123,885
Global Brass & Copper Holdings, Inc.	5,261	150,728
GMS, Inc. (a)	2,268	56,950
H&E Equipment Services, Inc.	2,844	52,358
Harsco Corp.	2,948	41,272
Hawaiian Holdings, Inc. (a)	1,547	79,439
Herman Miller, Inc.	5,898	191,685
Hub Group, Inc. Class A (a)	4,239	181,641
Insteel Industries, Inc.	1,248	49,383
Interface, Inc.	2,964	51,574
Kadant, Inc.	1,751	109,613
Kforce, Inc.	3,353	74,101
Knoll, Inc.	2,287	60,628
Lydall, Inc. (a)	3,346	199,756
Marten Transport, Ltd.	2,539	61,825
Mistras Group, Inc. (a)	2,085	49,289
Moog, Inc. Class A (a)	165	11,522
MRC Global, Inc. (a)	6,334	127,503
Mueller Industries, Inc.	3,756	142,690
Mueller Water Products, Inc. Class A	12,808	169,450
MYR Group, Inc. (a)	2,839	106,349
Navigant Consulting, Inc. (a)	722	17,833
NCI Building Systems, Inc. (a)	9,254	154,542
Neff Corp. Class A (a)	365	4,800
On Assignment, Inc. (a)	410	16,929
PAM Transportation Services, Inc. (a)	2,248	55,728
Quad/Graphics, Inc.	6,608	185,883
Resources Connection, Inc.	8,529	137,317
RPX Corp. (a)	7,847	82,001
SkyWest, Inc.	2,141	78,896
SPX Corp. (a)	4,488	109,642
Steelcase, Inc. Class A	10,330	160,632
Supreme Industries, Inc. Class A	2,148	30,459
Tetra Tech, Inc.	157	6,727

Security Description	Shares	Value
TriNet Group, Inc. (a)	3,052	$77,002
TrueBlue, Inc. (a)	7,577	158,738
Universal Forest Products, Inc.	848	84,240
Wabash National Corp. (a)	634	8,743
West Corp.	412	9,830
YRC Worldwide, Inc. (a)	2,438	30,914

		5,696,418

Information Technology - 17.1%
A10 Networks, Inc. (a)	6,026	49,413
Advanced Energy Industries, Inc. (a)	4,294	237,072
Advanced Micro Devices, Inc. (a)	2,159	19,237
American Software, Inc. Class A	1,236	13,621
Amkor Technology, Inc. (a)	11,251	132,987
Aspen Technology, Inc. (a)	4,274	225,795
Bankrate, Inc. (a)	8,389	85,987
Barracuda Networks, Inc. (a)	5,978	131,755
Bel Fuse, Inc. Class B	390	11,427
Belden, Inc.	2,198	162,432
Benchmark Electronics, Inc. (a)	6,562	186,033
Black Box Corp.	1,378	21,152
Brightcove, Inc. (a)	6,567	54,506
CACI International, Inc. Class A (a)	215	27,821
Cardtronics PLC Class A (a)	110	5,442
Coherent, Inc. (a)	202	26,361
Cohu, Inc.	1,217	15,152
CommVault Systems, Inc. (a)	3,405	183,870
Comtech Telecommunications Corp.	1,175	13,513
Convergys Corp.	2,853	73,807
Datalink Corp. (a)	3,630	40,656
DHI Group, Inc. (a)	16,296	99,406
Digi International, Inc. (a)	5,244	70,270
DSP Group, Inc. (a)	377	4,411
EarthLink Holdings Corp.	20,779	109,713
Entegris, Inc. (a)	6,536	117,321
Finisar Corp. (a)	3,432	114,045
FormFactor, Inc. (a)	3,647	40,846
Gigamon, Inc. (a)	3,568	190,353
Hackett Group, Inc.	2,031	36,071
Insight Enterprises, Inc. (a)	4,726	165,505
Integrated Device Technology, Inc. (a)	4,326	101,228
Intersil Corp. Class A	1,329	29,437
Ixia (a)	14,535	199,856
IXYS Corp.	3,771	44,121
Lionbridge Technologies, Inc. (a)	3,260	16,365
Liquidity Services, Inc. (a)	10,950	100,740
Marchex, Inc. Class B (a)	3,199	8,381
MeetMe, Inc. (a)	24,594	118,543
Methode Electronics, Inc.	2,432	89,862
Mitek Systems, Inc. (a)	1,011	5,662
Monotype Imaging Holdings, Inc.	7,636	149,666
NETGEAR, Inc. (a)	1,250	67,125
Oclaro, Inc. (a)	2,364	21,134

See accompanying notes to schedules of investments.

10	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Perficient, Inc. (a)	7,635	$137,430
Photronics, Inc. (a)	2,086	20,860
Plexus Corp. (a)	2,429	124,122
Power Integrations, Inc.	2,222	149,541
Progress Software Corp.	1,367	40,422
QAD, Inc. Class A	2,359	68,411
Radisys Corp. (a)	2,467	10,312
RetailMeNot, Inc. (a)	5,317	48,916
RingCentral, Inc. Class A (a)	7,792	167,918
Rudolph Technologies, Inc. (a)	1,960	38,416
Sanmina Corp. (a)	6,950	228,307
Science Applications International Corp.	3,166	261,417
Semtech Corp. (a)	7,160	201,196
ShoreTel, Inc. (a)	6,919	48,433
Silver Spring Networks, Inc. (a)	3,970	55,381
Sonus Networks, Inc. (a)	12,663	76,358
Stratasys, Ltd. (a)	794	14,332
Sykes Enterprises, Inc. (a)	4,556	128,388
Tech Data Corp. (a)	285	24,188
Tessera Technologies, Inc.	4,889	193,604
TiVo Corp. (a)	4,399	89,080
Travelport Worldwide, Ltd.	12,492	174,888
TTM Technologies, Inc. (a)	15,061	204,378
Viavi Solutions, Inc. (a)	26,613	208,912
Xcerra Corp. (a)	3,915	24,821
XO Group, Inc. (a)	2,534	46,828
Zix Corp. (a)	18,847	83,869

		6,488,828

Materials - 5.5%
Calgon Carbon Corp.	6,062	107,297
Century Aluminum Co. (a)	1,552	14,309
Chase Corp.	264	21,278
Clearwater Paper Corp. (a)	625	38,875
Cliffs Natural Resources, Inc. (a)	798	7,030
Coeur Mining, Inc. (a)	598	5,771
Commercial Metals Co.	7,327	161,267
FutureFuel Corp.	5,241	71,959
Handy & Harman, Ltd. (a)	302	6,976
HB Fuller Co.	4,423	207,837
Headwaters, Inc. (a)	8,877	210,385
Innophos Holdings, Inc.	830	45,252
Innospec, Inc.	545	35,807
Kaiser Aluminum Corp.	618	50,917
Koppers Holdings, Inc. (a)	5,173	198,385
Materion Corp.	293	11,237
Minerals Technologies, Inc.	56	4,536
OMNOVA Solutions, Inc. (a)	6,291	60,394
Ryerson Holding Corp. (a)	981	14,028
Schweitzer-Mauduit International, Inc.	2,780	116,871
Stepan Co.	1,925	156,252
SunCoke Energy, Inc.	12,995	148,403

Security Description	Shares	Value
Trinseo SA	2,360	$138,178
Worthington Industries, Inc.	4,224	237,727

		2,070,971

Real Estate - 7.1%
Agree Realty Corp. REIT	2,312	103,786
American Assets Trust, Inc. REIT	494	19,790
Armada Hoffler Properties, Inc. REIT	7,780	109,309
Ashford Hospitality Trust, Inc. REIT	10,319	72,543
CareTrust REIT, Inc.	4,765	67,425
CatchMark Timber Trust, Inc. Class A, REIT	363	3,971
Chatham Lodging Trust REIT	3,105	59,492
City Office REIT, Inc.	1,171	14,661
Cousins Properties, Inc. REIT	8,159	64,538
DiamondRock Hospitality Co. REIT	765	8,101
FelCor Lodging Trust, Inc. REIT	16,960	123,130
First Industrial Realty Trust, Inc. REIT	7,693	203,480
First Potomac Realty Trust REIT	2,502	24,595
Four Corners Property Trust, Inc. REIT	2,440	46,799
GEO Group, Inc. REIT	132	4,390
Gramercy Property Trust REIT	544	4,755
HFF, Inc. Class A	6,248	181,192
Hudson Pacific Properties, Inc. REIT	175	6,102
Kite Realty Group Trust REIT	7,209	173,376
Lexington Realty Trust REIT	10,071	104,033
Mack-Cali Realty Corp. REIT	2,032	54,966
Medical Properties Trust, Inc. REIT	7,056	84,107
New Senior Investment Group, Inc. REIT	7,801	79,102
New York REIT, Inc.	19,130	184,413
NexPoint Residential Trust, Inc. REIT	2,032	39,868
NorthStar Realty Europe Corp. REIT	5,658	60,710
Parkway, Inc. REIT (a)	1,074	21,050
Physicians Realty Trust REIT	5,140	93,137
Saul Centers, Inc. REIT	1,347	85,521
Silver Bay Realty Trust Corp. REIT	9,614	167,957
STAG Industrial, Inc. REIT	402	9,491
Summit Hotel Properties, Inc. REIT	12,785	181,803
Sunstone Hotel Investors, Inc. REIT	13,067	189,994
Universal Health Realty Income Trust REIT	71	4,211
Urstadt Biddle Properties, Inc. Class A, REIT	1,853	41,970

		2,693,768

Telecommunication Services - 1.0%
Cincinnati Bell, Inc. (a)	5,474	112,764
IDT Corp. Class B	1,167	24,705
Spok Holdings, Inc.	3,338	60,752
Vonage Holdings Corp. (a)	25,978	171,195

		369,416

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	11

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Utilities - 3.0%
ALLETE, Inc.	274	$16,939
Atlantic Power Corp.	2,379	6,304
Avista Corp.	4,825	195,268
Chesapeake Utilities Corp.	1,028	66,614
Dynegy, Inc. (a)	4,233	36,615
El Paso Electric Co.	427	19,236
IDACORP, Inc.	2,507	190,908
NorthWestern Corp.	66	3,703
NRG Yield, Inc. Class A	6,606	96,382
PNM Resources, Inc.	5,472	172,915
Portland General Electric Co.	2,520	104,832
Southwest Gas Corp.	2,162	160,269
Spark Energy, Inc. Class A	1,233	31,442
Spire, Inc.	651	42,016

		1,143,443

Total Common Stocks (Cost $30,576,560)		37,150,169

Short-Term Investment - 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (c)(d) (Cost $874,390)	874,390	874,390

Total Investments — 100.2% (Cost $31,450,950)		38,024,559

Liabilities in Excess of Other Assets - (0.2)%		(83,349)

Net Assets - 100.0%		$37,941,210

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of November 30, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2016.
REIT	Real Estate Investment Trust

At November 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Russell 2000 Index Mini (long)	12/16/2016	6	$793,380	$38,748

See accompanying notes to schedules of investments.

12	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of November 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$4,744,557	$—	$0	(a)	$4,744,557
Consumer Staples	1,193,964	—	—		1,193,964
Energy	1,228,114	—	—		1,228,114
Financials	6,819,204	—	—		6,819,204
Health Care	4,701,486	—	—		4,701,486
Industrials	5,696,418	—	—		5,696,418
Information Technology	6,488,828	—	—		6,488,828
Materials	2,070,971	—	—		2,070,971
Real Estate	2,693,768	—	—		2,693,768
Telecommunication Services	369,416	—	—		369,416
Utilities	1,143,443	—	—		1,143,443
Short-Term Investment	874,390	—	—		874,390

Total Investments	$38,024,559	$—	$0		$38,024,559

Other Financial Instruments:
Futures Contracts (b)	38,748	—	—		38,748

Total Investments and Other Financial Instruments	$38,063,307	$—	$0		$38,063,307

(a)	Fund held a Level 3 security that was valued at $0 at November 30, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 11/30/16	Value at 11/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	456,643	$456,643	2,517,992	2,100,245	874,390	$874,390	$421	$—

Total		$456,643				$874,390	$421	$—

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	13

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 96.3%
Brazil - 0.7%
Braskem SA Class A, Preference Shares	23,100	$187,830
Itausa — Investimentos Itau SA Preference Shares	124,500	316,951
Smiles SA	10,900	154,216

		658,997

Chile - 1.2%
Banco de Chile	1,739,202	196,382
Engie Energia Chile SA	620,203	991,782

		1,188,164

China - 18.0%
Best Pacific International Holdings, Ltd.	132,000	108,064
China Communications Services Corp., Ltd. Class H	3,032,000	1,786,404
China Mobile, Ltd.	254,700	2,779,650
China Railway Construction Corp., Ltd. Class H	1,678,000	2,384,008
Guangdong Provincial Expressway Development Co., Ltd. Class B	2,108,100	1,394,257
Guangzhou Automobile Group Co., Ltd. Class H	1,228,000	1,608,519
Industrial & Commercial Bank of China, Ltd. Class H	994,000	608,715
Jiangsu Expressway Co., Ltd. Class H	584,000	778,516
Tencent Holdings, Ltd.	134,600	3,361,313
Wuxi Little Swan Co., Ltd. Class B	394,750	1,325,758
Zhejiang Expressway Co., Ltd. Class H	1,126,000	1,203,447

		17,338,651

Czech Republic - 3.1%
O2 Czech Republic A/S	239,170	2,195,493
Pegas Nonwovens SA	13,756	423,072
Philip Morris CR A/S	615	304,224

		2,922,789

Egypt - 0.4%
Commercial International Bank Egypt SAE	103,677	399,387

Greece - 0.6%
Aegean Airlines SA	42,381	280,734
Motor Oil Hellas Corinth Refineries SA	20,381	263,962

		544,696

Security Description	Shares	Value
Hong Kong - 0.3%
Kingboard Laminates Holdings, Ltd.	339,000	$300,255

Hungary - 3.2%
Magyar Telekom Telecommunications PLC	307,410	512,395
OTP Bank PLC	16,417	442,497
Richter Gedeon Nyrt	107,920	2,155,301

		3,110,193

India - 10.6%
Akzo Nobel India, Ltd.	9,099	189,520
Bajaj Auto, Ltd.	26,947	1,057,090
Bharat Petroleum Corp., Ltd.	214,151	2,014,677
Divi’s Laboratories, Ltd.	28,522	489,194
Finolex Industries, Ltd.	32,187	207,655
Indiabulls Housing Finance, Ltd.	12,776	142,797
Indraprastha Gas, Ltd.	50,389	610,309
Infosys, Ltd.	101,879	1,452,003
Jagran Prakashan, Ltd. (a)	122,782	314,538
Marico, Ltd.	331,401	1,223,225
Mphasis, Ltd.	18,533	142,621
Polaris Consulting & Services, Ltd. (a)	8,927	20,613
Reliance Industries, Ltd.	83,973	1,214,591
Torrent Pharmaceuticals, Ltd.	14,986	301,509
Vardhman Textiles, Ltd.	26,723	430,795
Zee Entertainment Enterprises, Ltd.	58,332	388,304

		10,199,441

Indonesia - 4.6%
Bank Central Asia Tbk PT	168,000	177,266
Bank Rakyat Indonesia Persero Tbk PT	561,600	451,683
Bank Tabungan Negara Persero Tbk PT	9,755,300	1,187,696
Telekomunikasi Indonesia Persero Tbk PT	9,399,100	2,621,553

		4,438,198

Malaysia - 7.1%
IGB Real Estate Investment Trust	726,500	257,024
IHH Healthcare Bhd	742,500	1,097,291
Malayan Banking Bhd	288,938	502,698
MISC Bhd	689,300	1,132,885
Padini Holdings Bhd	291,500	172,315
PPB Group Bhd	123,100	431,098
Public Bank Bhd	479,800	2,103,557
Scientex Bhd	750,000	1,131,885
YTL Power International Bhd	44,100	13,923

		6,842,676

See accompanying notes to schedules of investments.

14	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Mexico - 0.3%
Kimberly-Clark de Mexico SAB de CV Class A	182,400	$319,927

Philippines - 5.5%
Cebu Air, Inc.	283,630	579,465
Filinvest Land, Inc.	11,039,000	384,023
Globe Telecom, Inc.	25,580	750,991
JG Summit Holdings, Inc.	189,970	260,717
Manila Water Co., Inc.	1,340,900	803,516
Metro Pacific Investments Corp.	20,096,800	2,505,533

		5,284,245

Poland - 2.1%
Asseco Poland SA	26,217	328,048
Netia SA	87,832	98,220
Neuca SA	5,046	450,105
Polski Koncern Naftowy Orlen SA	51,058	928,736
Polskie Gornictwo Naftowe i Gazownictwo SA	186,109	219,191

		2,024,300

Qatar - 5.9%
Commercial Bank QSC	277,672	2,516,596
Ooredoo QSC	10,059	256,924
Qatar National Bank SAQ	70,039	2,864,191

		5,637,711

South Korea - 6.2%
KT Corp.	41,215	1,052,365
KT&G Corp.	12,184	1,094,324
Samsung Electronics Co., Ltd.	1,494	2,231,320
Samsung Electronics Co., Ltd. Preference Shares	716	830,500
Woori Bank	71,400	732,903

		5,941,412

Taiwan - 12.2%
Chunghwa Telecom Co., Ltd.	731,000	2,465,488
E.Sun Financial Holding Co., Ltd.	1,009,800	586,117
Formosa Plastics Corp.	405,000	1,153,766
Greatek Electronics, Inc.	212,000	256,079
Hon Hai Precision Industry Co., Ltd.	464,651	1,195,412
ITEQ Corp.	359,000	372,257
Powertech Technology, Inc.	302,000	776,011
Sampo Corp.	896,000	507,414
Syncmold Enterprise Corp.	53,000	97,277
Taiwan Semiconductor Manufacturing Co., Ltd.	492,782	2,829,326
Taiwan Shin Kong Security Co., Ltd.	288,000	356,917
Ttet Union Corp.	65,000	171,305
Uni-President Enterprises Corp.	237,960	406,890

Security Description	Shares		Value
Wisdom Marine Lines Co., Ltd.		313,000	$304,427
Zeng Hsing Industrial Co., Ltd.		55,000	260,565

			11,739,251

Thailand - 8.1%
Advanced Info Service PCL (b)		96,000	388,795
Airports of Thailand PCL (b)		222,700	2,509,155
GFPT PCL (b)		1,478,400	604,959
Krung Thai Bank PCL (b)		4,369,600	2,155,438
Thai Oil PCL (b)		219,500	455,247
Thai Vegetable Oil PCL (b)		1,056,400	1,154,714
Thanachart Capital PCL (b)		424,700	523,741

			7,792,049

Turkey - 0.3%
Tofas Turk Otomobil Fabrikasi A/S		39,360	245,620

United Arab Emirates - 5.9%
Aldar Properties PJSC		2,615,278	1,765,925
Dubai Islamic Bank PJSC		2,155,551	3,075,334
Emaar Properties PJSC		450,135	835,853

			5,677,112

Total Common Stocks (Cost $78,233,037)			92,605,074

	Principal Amount

Convertible Foreign Bond - 0.0% (c)
Oman - 0.0% (c)
Bank Muscat SAOG 3.50%, 3/19/2018 (Cost $0)	OMR	46,703	12,131

	Shares

Short-Term Investment - 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (d)(e) (Cost $3,496,308)		3,496,308	3,496,308

Total Investments - 99.9% (Cost $81,729,345)			96,113,513

Other Assets in Excess of Liabilities - 0.1%			87,670

Net Assets - 100.0%			$96,201,183

See accompanying notes to schedules of investments.

State Street Disciplined Emerging Markets Equity Fund	15

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of November 30, 2016, total aggregate fair value of securities is $7,792,049, representing 8.1% of the Fund’s net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2016.

OMR	Omani Rial

At November 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index (long)	12/16/2016	81	$3,495,150	$65,400

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of November 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Assets:

Investments:
Common Stocks
Brazil	$658,997	$—	$—	$658,997
Chile	1,188,164	—	—	1,188,164
China	17,338,651	—	—	17,338,651
Czech Republic	2,922,789	—	—	2,922,789
Egypt	399,387	—	—	399,387
Greece	544,696	—	—	544,696
Hong Kong	300,255	—	—	300,255
Hungary	3,110,193	—	—	3,110,193
India	10,199,441	—	—	10,199,441
Indonesia	4,438,198	—	—	4,438,198
Malaysia	6,842,676	—	—	6,842,676
Mexico	319,927	—	—	319,927
Philippines	5,284,245	—	—	5,284,245
Poland	2,024,300	—	—	2,024,300
Qatar	5,637,711	—	—	5,637,711
South Korea	5,941,412	—	—	5,941,412
Taiwan	11,739,251	—	—	11,739,251
Thailand	—	7,792,049	—	7,792,049
Turkey	245,620	—	—	245,620
United Arab Emirates	5,677,112	—	—	5,677,112
Convertible Foreign Bond
Oman	—	12,131	—	12,131
Short-Term Investment	3,496,308	—	—	3,496,308

Total Investments	$88,309,333	$7,804,180	$—	$96,113,513

Other Financial Instruments:
Futures Contracts (a)	65,400	—	—	65,400

Total Investments and Other Financial Instruments	$88,374,733	$7,804,180	$—	$96,178,913

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

16	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 11/30/16	Value at 11/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,907,188	$1,907,188	9,108,788	7,519,668	3,496,308	$3,496,308	$749	$—
State Street Navigator Securities Lending Government Money Market Portfolio*	554,832	554,832	79,184	634,016	—	—	228	—

Total		$2,462,020				$3,496,308	$977	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedules of investments.

State Street Disciplined Emerging Markets Equity Fund	17

SSGA International Stock Selection Fund

Schedule of Investments — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.2%
Australia - 6.8%
Asaleo Care, Ltd.	1,297,223	$1,475,219
CSR, Ltd.	1,376,905	4,138,276
Downer EDI, Ltd.	754,765	3,160,209
Mirvac Group REIT	890,202	1,347,608
Qantas Airways, Ltd.	1,869,166	4,554,942
Scentre Group REIT	511,583	1,601,780
Stockland REIT	432,428	1,382,683
Suncorp Group, Ltd.	203,381	1,877,334

		19,538,051

Denmark - 2.1%
Danske Bank A/S	69,942	2,043,360
Vestas Wind Systems A/S	58,630	3,868,385

		5,911,745

Finland - 1.3%
UPM-Kymmene OYJ	161,461	3,696,287

France - 10.0%
AXA SA	165,486	3,898,926
Cie de Saint-Gobain	63,591	2,758,218
Cie Generale des Etablissements Michelin	24,719	2,646,041
Peugeot SA (a)	297,378	4,387,250
Renault SA	14,208	1,119,437
Sanofi	77,081	6,217,751
Societe Generale SA	117,110	5,037,370
TOTAL SA (b)	52,597	2,506,013

		28,571,006

Germany - 5.7%
Bayer AG	54,308	5,099,091
Deutsche Telekom AG	173,148	2,727,889
Evonik Industries AG	88,870	2,478,108
METRO AG	140,781	4,206,883
Suedzucker AG	87,439	1,960,944

		16,472,915

Hong Kong - 4.8%
BOC Hong Kong Holdings, Ltd.	388,500	1,457,533
Hongkong Land Holdings, Ltd.	390,900	2,505,669
Link REIT	666,000	4,585,109
Truly International Holdings, Ltd. (b)	2,674,000	1,065,256
WH Group, Ltd. (c)	5,034,500	4,186,492

		13,800,059

Ireland - 0.7%
C&C Group PLC	202,164	745,423
Experian PLC	61,417	1,160,358

		1,905,781

Security Description	Shares	Value
Israel - 0.2%
Bank Hapoalim BM	103,145	$620,814

Japan - 24.0%
Alfresa Holdings Corp.	33,500	533,810
Aozora Bank, Ltd.	304,000	1,044,290
Asahi Glass Co., Ltd.	693,000	4,500,669
Bridgestone Corp.	74,100	2,828,501
Chiba Bank, Ltd.	453,000	2,684,620
Chubu Electric Power Co., Inc.	325,000	4,560,880
Daiichi Sankyo Co., Ltd.	176,100	3,666,537
Fujitsu, Ltd.	521,000	3,073,037
Hanwa Co., Ltd.	135,000	876,754
Heiwado Co., Ltd.	62,700	1,240,244
Hoya Corp.	17,500	688,191
Iida Group Holdings Co., Ltd.	238,700	4,627,740
KDDI Corp.	184,300	4,831,220
Mitsubishi Corp.	128,600	2,778,156
Mitsubishi UFJ Financial Group, Inc.	721,300	4,222,951
Mitsui Chemicals, Inc.	701,000	3,241,371
Mizuho Financial Group, Inc.	503,800	892,180
Nippon Electric Glass Co., Ltd.	193,000	1,029,063
Nippon Telegraph & Telephone Corp.	129,900	5,251,410
Panasonic Corp.	464,300	4,723,965
Sojitz Corp.	379,200	961,217
Suzuki Motor Corp.	119,700	3,850,321
Tokyo Electron, Ltd.	17,300	1,584,000
Tokyo Gas Co., Ltd.	763,000	3,325,974
Toyota Motor Corp.	29,100	1,691,236

		68,708,337

Netherlands - 5.1%
ASM International NV	13,578	576,777
ING Groep NV	381,217	5,191,821
Koninklijke Ahold Delhaize NV	211,412	4,169,849
NN Group NV	44,507	1,430,688
PostNL NV (a)	209,832	1,034,115
Royal Dutch Shell PLC Class A	44,645	1,131,720
Royal Dutch Shell PLC Class B	44,843	1,188,638

		14,723,608

New Zealand - 2.8%
SKY Network Television, Ltd.	1,011,055	3,429,781
Spark New Zealand, Ltd.	1,756,413	4,521,548

		7,951,329

Norway - 3.2%
Austevoll Seafood ASA	101,717	955,796
DNB ASA	314,686	4,635,073
Statoil ASA	210,593	3,608,950

		9,199,819

See accompanying notes to schedules of investments.

18	International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Portugal - 0.3%
EDP — Energias de Portugal SA	337,840	$976,429

Singapore - 0.4%
Wilmar International, Ltd.	406,300	997,786

South Africa - 1.4%
Mondi PLC	200,398	4,094,550

Spain - 3.2%
ACS Actividades de Construccion y Servicios SA	149,102	4,390,744
Amadeus IT Group SA Class A	21,258	963,395
Iberdrola SA	457,516	2,753,737
Mapfre SA	391,677	1,174,786

		9,282,662

Sweden - 2.5%
Boliden AB	180,425	4,659,890
Skanska AB Class B	42,051	966,606
Swedish Match AB	46,066	1,437,502

		7,063,998

Switzerland - 11.4%
ABB, Ltd.	234,538	4,779,805
Actelion, Ltd.	6,338	1,221,843
Logitech International SA	104,338	2,570,736
Lonza Group AG	21,284	3,801,686
Nestle SA	41,772	2,810,273
Novartis AG	103,386	7,143,569
Roche Holding AG	7,838	1,747,688
Swiss Life Holding AG	13,614	3,743,951
Swiss Re AG	54,198	4,989,606

		32,809,157

United Kingdom - 13.3%
3i Group PLC	572,657	4,936,742
Aberdeen Asset Management PLC	209,833	703,615
Carnival PLC	85,887	4,345,754
Centrica PLC	998,321	2,626,855
Debenhams PLC	1,774,253	1,229,849
Direct Line Insurance Group PLC	1,030,326	4,475,906
Imperial Brands PLC	21,704	932,267
Kingfisher PLC	530,055	2,341,775
Man Group PLC	716,205	1,016,195
Persimmon PLC	89,773	1,909,507
Reckitt Benckiser Group PLC	12,635	1,069,156
Rio Tinto PLC	141,741	5,302,654
Standard Life PLC	605,873	2,619,883
Subsea 7 SA (a)	125,605	1,466,476

Security Description	Shares	Value
Tate & Lyle PLC	375,295	$3,183,678

		38,160,312

Total Common Stocks (Cost $289,146,481)		284,484,645

Short-Term Investments - 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (d)(e)	314,946	314,946
State Street Navigator Securities Lending Government Money Market Portfolio (d)(f)	1,514,980	1,514,980

Total Short-Term Investments (Cost $1,829,926)		1,829,926

Total Investments - 99.8% (Cost $290,976,407)		286,314,571

Other Assets in Excess of Liabilities - 0.2%		523,365

Net Assets - 100.0%		$286,837,936

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2016.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.5% of net assets as of November 30, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2016.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

International Stock Selection Fund	19

SSGA International Stock Selection Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of November 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Australia	$19,538,051	$—	$—	$19,538,051
Denmark	5,911,745	—	—	5,911,745
Finland	3,696,287	—	—	3,696,287
France	28,571,006	—	—	28,571,006
Germany	16,472,915	—	—	16,472,915
Hong Kong	13,800,059	—	—	13,800,059
Ireland	1,905,781	—	—	1,905,781
Israel	620,814	—	—	620,814
Japan	68,708,337	—	—	68,708,337
Netherlands	14,723,608	—	—	14,723,608
New Zealand	7,951,329	—	—	7,951,329
Norway	9,199,819	—	—	9,199,819
Portugal	976,429	—	—	976,429
Singapore	997,786	—	—	997,786
South Africa	4,094,550	—	—	4,094,550
Spain	9,282,662	—	—	9,282,662
Sweden	7,063,998	—	—	7,063,998
Switzerland	32,809,157	—	—	32,809,157
United Kingdom	38,160,312	—	—	38,160,312
Short-Term Investments	1,829,926	—	—	1,829,926

Total Investments	$286,314,571	$—	$—	$286,314,571

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 11/30/16	Value at 11/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,958,456	$3,958,456	6,430,824	10,074,334	314,946	$314,946	$1,122	$—
State Street Navigator Securities Lending Government Money Market Portfolio*	2,366,898	2,366,898	13,314,904	14,166,822	1,514,980	1,514,980	11,724	—

Total		$6,325,354				$1,829,926	$12,846	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to schedules of investments.

20	International Stock Selection Fund

SSGA High Yield Bond Fund

Schedule of Investments — November 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds & Notes - 93.6%
Australia - 0.5%
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	$320,000	$368,352

Barbados — 0.3%
Columbus Cable Barbados, Ltd. 7.38%, 3/30/2021 (a)	200,000	212,750

Bermuda - 0.8%
Aircastle, Ltd. 5.00%, 4/1/2023	200,000	201,500
Fly Leasing, Ltd. 6.75%, 12/15/2020	225,000	234,000
Weatherford International, Ltd. 8.25%, 6/15/2023	200,000	195,000

		630,500

Canada - 2.8%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/1/2022 (a)	415,000	431,600
Bombardier, Inc. 7.50%, 3/15/2025 (a)	225,000	199,575
Cenovus Energy, Inc. 5.70%, 10/15/2019	325,000	345,312
MEG Energy Corp. 7.00%, 3/31/2024 (a)	275,000	239,250
Precision Drilling Corp. 7.75%, 12/15/2023 (a)	250,000	253,125
Teck Resources, Ltd.:
3.75%, 2/1/2023	250,000	237,500
6.25%, 7/15/2041	175,000	175,455
8.00%, 6/1/2021 (a)	225,000	246,578

		2,128,395

Cayman Islands - 0.9%
Transocean, Inc.:
6.80%, 3/15/2038	125,000	87,500
9.00%, 7/15/2023 (a)	350,000	354,375
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	240,000	249,120

		690,995

France - 0.8%
SFR Group SA:
6.00%, 5/15/2022 (a)	300,000	301,890
7.38%, 5/1/2026 (a)	267,000	265,345

		567,235

Security Description	Principal Amount	Value
Germany - 0.4%
Deutsche Bank AG 4.50%, 4/1/2025	$150,000	$134,415
IHO Verwaltungs GmbH PIK, 4.75%, 9/15/2026 (a)	165,000	157,162

		291,577

Ireland - 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3 month USD LIBOR + 3.00%, 3.85%, 12/15/2019 (a)(b)	150,000	152,250
7.25%, 5/15/2024 (a)	200,000	208,500
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	600,000	531,000

		891,750

Luxembourg - 4.0%
Altice Financing SA 7.50%, 5/15/2026 (a)	285,000	288,563
Altice Finco SA 8.13%, 1/15/2024 (a)	450,000	459,562
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	425,000	445,188
ArcelorMittal:
7.25%, 2/25/2022	250,000	281,250
8.00%, 10/15/2039	250,000	265,000
ARD Finance SA PIK, 7.13%, 9/15/2023 (a)	200,000	198,000
Coveris Holdings SA 7.88%, 11/1/2019 (a)	400,000	395,750
INEOS Group Holdings SA:
5.63%, 8/1/2024 (a)	322,147	312,885
5.88%, 2/15/2019 (a)	160,000	162,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 4/15/2020 (a)	200,000	195,650

		3,004,248

Netherlands - 2.0%
Carlson Wagonlit B.V. 6.88%, 6/15/2019 (a)	150,000	154,500
DPx Holdings B.V. 7.50%, 2/1/2022 (a)	210,000	219,975
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	200,000	213,125
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	323,000	339,957
Schaeffler Finance B.V. 4.75%, 5/15/2023 (a)	300,000	302,250

See accompanying notes to schedules of investments.

High Yield Bond Fund	21

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

VTR Finance B.V. 6.88%, 1/15/2024 (a)	$250,000	$253,750

		1,483,557

Sweden - 0.3%
Perstorp Holding AB 11.00%, 9/30/2021 (a)	200,000	194,000

United Kingdom - 3.0%
Anglo American Capital PLC 4.88%, 5/14/2025 (a)	375,000	380,625
CEVA Group PLC 7.00%, 3/1/2021 (a)	285,000	229,781
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	211,000	189,109
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	125,000	119,610
International Game Technology PLC 6.25%, 2/15/2022 (a)	600,000	637,500
Royal Bank of Scotland Group PLC 7.65%, 9/30/2031 (c)	150,000	172,170
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	450,000	462,656
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	100,000	96,500

		2,287,951

United States - 76.6%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024	251,000	251,000
ADT Corp. 3.50%, 7/15/2022	400,000	377,000
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	210,000	207,900
AECOM 5.88%, 10/15/2024	259,000	270,655
AES Corp.:
3 month USD LIBOR + 3.00%, 3.93%, 6/1/2019 (b)	114,000	113,145
4.88%, 5/15/2023	250,000	242,500
6.00%, 5/15/2026	160,000	156,800
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	150,000	119,235
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a)	200,000	212,500
Alcoa, Inc.:
5.13%, 10/1/2024	175,000	179,594
5.95%, 2/1/2037	250,000	239,000
6.15%, 8/15/2020	175,000	189,105

Security Description	Principal Amount	Value
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	$140,000	$141,050
Ally Financial, Inc.:
4.13%, 2/13/2022	300,000	292,500
5.75%, 11/20/2025	250,000	247,500
8.00%, 11/1/2031	250,000	283,750
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	220,000	227,563
American Greetings Corp. 7.38%, 12/1/2021	50,000	51,094
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	210,000	208,294
Antero Resources Corp. 5.63%, 6/1/2023	567,000	576,242
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	225,000	201,094
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	250,000	254,219
Ashtead Capital, Inc. 5.63%, 10/1/2024 (a)	225,000	233,438
Beacon Roofing Supply, Inc. 6.38%, 10/1/2023	350,000	372,094
Berry Plastics Corp. 5.13%, 7/15/2023	150,000	151,125
BI-LO LLC/BI-LO Finance Corp. 9.25%, 2/15/2019 (a)	125,000	100,703
Blue Cube Spinco, Inc. 9.75%, 10/15/2023	275,000	323,812
Boyd Gaming Corp. 6.38%, 4/1/2026 (a)	275,000	285,312
Brinker International, Inc. 5.00%, 10/1/2024 (a)	150,000	149,771
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	265,000	265,662
BWAY Holding Co. 9.13%, 8/15/2021 (a)	225,000	233,297
California Resources Corp. 8.00%, 12/15/2022 (a)	200,000	160,000
Calpine Corp. 5.38%, 1/15/2023	460,000	444,084
Carlson Travel Holdings, Inc. PIK, 7.50%, 8/15/2019 (a)	180,000	177,638
CBS Radio, Inc. 7.25%, 11/1/2024 (a)	10,000	10,419
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75%, 2/15/2026 (a)	155,000	159,263
5.88%, 4/1/2024 (a)	833,000	881,980
Centene Corp. 5.63%, 2/15/2021	408,000	420,240
Central Garden & Pet Co. 6.13%, 11/15/2023	250,000	260,625

See accompanying notes to schedules of investments.

22	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

CenturyLink, Inc. Series Y, 7.50%, 4/1/2024	$300,000	$307,500
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	300,000	307,875
CF Industries, Inc.:
3.45%, 6/1/2023	150,000	135,015
4.95%, 6/1/2043	150,000	119,625
Chesapeake Energy Corp.:
6.63%, 8/15/2020	100,000	96,560
8.00%, 12/15/2022 (a)	357,000	369,495
CIT Group, Inc.:
3.88%, 2/19/2019	530,000	537,950
5.25%, 3/15/2018	400,000	412,680
Continental Resources, Inc. 5.00%, 9/15/2022	525,000	522,375
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	300,000	303,750
CSC Holdings LLC 10.13%, 1/15/2023 (a)	550,000	632,500
DaVita, Inc. 5.00%, 5/1/2025	195,000	189,638
DCP Midstream Operating L.P. 2.50%, 12/1/2017	300,000	299,812
Denbury Resources, Inc. 9.00%, 5/15/2021 (a)	275,000	285,312
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.88%, 6/15/2021 (a)	425,000	447,057
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	150,000	105,000
Diamondback Energy, Inc. 4.75%, 11/1/2024 (a)	165,000	164,588
Diebold, Inc. 8.50%, 4/15/2024	333,000	348,151
DISH DBS Corp.:
5.88%, 11/15/2024	360,000	364,068
7.75%, 7/1/2026	235,000	259,087
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	304,000	265,240
DR Horton, Inc. 4.00%, 2/15/2020	252,000	259,258
Dynegy, Inc.:
7.38%, 11/1/2022	250,000	237,500
7.63%, 11/1/2024	175,000	160,563
8.00%, 1/15/2025 (a)	200,000	183,500
Eldorado Resorts, Inc. 7.00%, 8/1/2023	181,000	191,408
EMC Corp. 3.38%, 6/1/2023	350,000	315,437

Security Description	Principal Amount	Value
Energy Transfer Equity L.P. 7.50%, 10/15/2020	$150,000	$167,340
Ensco PLC:
4.70%, 3/15/2021	85,000	76,075
5.75%, 10/1/2044	125,000	84,375
Equinix, Inc. 5.38%, 1/1/2022	400,000	416,000
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (a)	173,873	183,436
First Data Corp.:
6.75%, 11/1/2020 (a)	224,000	232,120
7.00%, 12/1/2023 (a)	430,000	450,167
Florida East Coast Holdings Corp. 9.75%, 5/1/2020 (a)	145,000	145,725
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	125,000	124,063
3.55%, 3/1/2022	300,000	285,000
5.45%, 3/15/2043	450,000	384,750
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	154,000	129,360
Frontier Communications Corp. 10.50%, 9/15/2022	640,000	657,216
GameStop Corp. 6.75%, 3/15/2021 (a)	300,000	298,890
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	295,000	281,725
Genworth Holdings, Inc. 3 month USD LIBOR + 2.00%, 2.91%, 11/15/2066 (b)	175,000	81,428
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	225,000	229,230
Group 1 Automotive, Inc. 5.00%, 6/1/2022	350,000	343,875
Halcon Resources Corp. 8.63%, 2/1/2020 (a)	250,000	256,375
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	212,000	211,470
HCA Holdings, Inc. 6.25%, 2/15/2021	800,000	837,600
HCA, Inc.:
3.75%, 3/15/2019	100,000	102,130
4.25%, 10/15/2019	600,000	615,000
HD Supply, Inc. 5.25%, 12/15/2021 (a)	550,000	578,875
Hexion, Inc. 10.00%, 4/15/2020	125,000	121,875
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.75%, 10/1/2025 (a)	30,000	30,150
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	200,000	207,125

See accompanying notes to schedules of investments.

High Yield Bond Fund	23

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	$150,000	$153,375
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.00%, 8/1/2020	150,000	149,325
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	190,000	195,320
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	150,000	154,500
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	219,000	238,710
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	200,000	200,500
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	200,000	198,000
L Brands, Inc.:
6.88%, 11/1/2035	205,000	205,000
7.00%, 5/1/2020	300,000	337,500
Lamar Media Corp. Series WI, 5.75%, 2/1/2026	99,000	104,396
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	160,000	158,896
Lennar Corp.:
4.50%, 6/15/2019	150,000	153,750
4.50%, 11/15/2019	200,000	205,750
4.75%, 4/1/2021	50,000	51,781
Level 3 Financing, Inc. 5.38%, 1/15/2024	575,000	576,437
LG FinanceCo Corp. 5.88%, 11/1/2024 (a)	230,000	228,706
Live Nation Entertainment, Inc.:
4.88%, 11/1/2024 (a)	135,000	133,988
5.38%, 6/15/2022 (a)	250,000	258,125
LMI Aerospace, Inc. 7.38%, 7/15/2019	225,000	226,547
Masco Corp. 3.50%, 4/1/2021	180,000	180,630
Match Group, Inc. 6.38%, 6/1/2024	375,000	395,625
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	150,000	149,250
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	365,000	372,984
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024 (a)	134,000	140,700

Security Description	Principal Amount	Value
MGM Resorts International:
6.63%, 12/15/2021	$300,000	$327,000
6.75%, 10/1/2020	100,000	109,250
7.75%, 3/15/2022	125,000	141,875
Midcontinent Communications & Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	100,000	105,563
Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/2021 (a)	250,000	250,000
Molina Healthcare, Inc. 5.38%, 11/15/2022	240,000	239,712
Monitronics International, Inc. 9.13%, 4/1/2020	250,000	233,125
MPG Holdco I, Inc. 7.38%, 10/15/2022	155,000	158,875
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	368,000	386,878
MPT Operating Partnership L.P./MPT Finance Corp.:
5.25%, 8/1/2026	35,000	33,097
5.50%, 5/1/2024	180,000	177,075
MSCI, Inc. 5.25%, 11/15/2024 (a)	250,000	257,825
Murphy Oil Corp. 6.88%, 8/15/2024	330,000	347,325
Navient Corp.:
7.25%, 9/25/2023	275,000	277,750
Series MTN, 8.00%, 3/25/2020	350,000	385,875
NBTY, Inc. 7.63%, 5/15/2021 (a)	463,000	458,081
NCR Corp. 5.88%, 12/15/2021	200,000	208,500
NES Rentals Holdings, Inc. 7.88%, 5/1/2018 (a)	275,000	270,875
Netflix, Inc. 5.50%, 2/15/2022	133,000	141,698
New Amethyst Corp. 6.25%, 12/1/2024 (a)	190,000	196,650
Newfield Exploration Co.:
5.38%, 1/1/2026	200,000	202,440
5.75%, 1/30/2022	300,000	310,500
Nexstar Broadcasting, Inc.:
6.13%, 2/15/2022 (a)	300,000	307,500
6.88%, 11/15/2020	131,000	135,667
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023 (a)	230,000	228,850
Noble Holding International, Ltd. 5.25%, 3/15/2042	200,000	111,500
Novelis Corp.:
5.88%, 9/30/2026 (a)	150,000	149,445
6.25%, 8/15/2024 (a)	135,000	139,725

See accompanying notes to schedules of investments.

24	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

NRG Energy, Inc.:
6.25%, 7/15/2022	$300,000	$300,000
6.25%, 5/1/2024	50,000	48,000
Oasis Petroleum, Inc. 6.88%, 3/15/2022	300,000	306,750
OneMain Financial Holdings LLC 7.25%, 12/15/2021 (a)	175,000	175,000
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.63%, 2/15/2024	300,000	308,812
5.88%, 3/15/2025	125,000	128,984
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	100,000	104,500
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (a)	303,000	320,816
PDC Energy, Inc. 6.13%, 9/15/2024 (a)	225,000	230,625
Penn National Gaming, Inc. 5.88%, 11/1/2021	300,000	312,000
Penske Automotive Group, Inc.:
5.38%, 12/1/2024	200,000	196,500
5.75%, 10/1/2022	200,000	205,000
PetSmart, Inc. 7.13%, 3/15/2023 (a)	228,000	232,856
PF Chang’s China Bistro, Inc. 10.25%, 6/30/2020 (a)	200,000	188,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.88%, 1/15/2024	283,000	295,735
Plantronics, Inc. 5.50%, 5/31/2023 (a)	292,000	294,920
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	332,000	327,020
PQ Corp. 6.75%, 11/15/2022 (a)	190,000	200,450
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	200,000	209,000
Provident Funding Associates L.P./PFG Finance Corp. 6.75%, 6/15/2021 (a)	233,000	234,748
Qualitytech L.P./QTS Finance Corp. 5.88%, 8/1/2022	200,000	204,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	100,000	102,440
6.88%, 2/15/2021	220,366	226,977
7.00%, 7/15/2024 (a)	133,000	139,983
Rice Energy, Inc.:
6.25%, 5/1/2022	210,000	212,625
7.25%, 5/1/2023	50,000	52,625

Security Description	Principal Amount	Value
Rowan Cos., Inc. 4.88%, 6/1/2022	$175,000	$152,141
RR Donnelley & Sons Co. 7.88%, 3/15/2021	250,000	258,125
RSP Permian, Inc. 6.63%, 10/1/2022	265,000	276,925
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027 (a)	395,000	388,324
5.63%, 2/1/2021	175,000	185,063
5.88%, 6/30/2026 (a)	400,000	422,000
Scotts Miracle-Gro Co. 6.00%, 10/15/2023 (a)	190,000	200,450
Sealed Air Corp. 4.88%, 12/1/2022 (a)	300,000	309,187
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	285,000	285,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	250,000	250,625
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)	475,000	495,187
SM Energy Co. 6.75%, 9/15/2026	255,000	262,012
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	350,000	375,585
Sprint Corp.:
7.25%, 9/15/2021	375,000	383,662
7.88%, 9/15/2023	250,000	258,125
Standard Industries, Inc. 5.13%, 2/15/2021 (a)	425,000	440,937
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	225,000	237,375
Steel Dynamics, Inc. 5.13%, 10/1/2021	330,000	344,025
Sunoco L.P./Sunoco Finance Corp. 6.38%, 4/1/2023	346,000	346,000
T-Mobile USA, Inc.:
6.00%, 3/1/2023	275,000	288,062
6.63%, 4/28/2021	733,000	765,985
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019	300,000	301,500
Team Health, Inc. 7.25%, 12/15/2023 (a)	180,000	203,063
Tempur Sealy International, Inc. 5.63%, 10/15/2023	200,000	202,500
Tenet Healthcare Corp.:
5.00%, 3/1/2019	300,000	284,250
6.88%, 11/15/2031	400,000	297,000
7.50%, 1/1/2022 (a)	235,000	241,016

See accompanying notes to schedules of investments.

High Yield Bond Fund	25

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tenneco, Inc.:
5.00%, 7/15/2026	$50,000	$49,469
5.38%, 12/15/2024	150,000	154,594
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	400,000	428,000
Toll Brothers Finance Corp. 4.88%, 11/15/2025	300,000	294,562
TransDigm, Inc. 5.50%, 10/15/2020	225,000	230,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	200,000	203,000
Tribune Media Co. 5.88%, 7/15/2022	225,000	218,993
United Rentals North America, Inc.:
4.63%, 7/15/2023	100,000	102,740
5.50%, 7/15/2025	175,000	175,875
6.13%, 6/15/2023	250,000	263,750
Univar USA, Inc. 6.75%, 7/15/2023 (a)	150,000	152,625
US Concrete, Inc. 6.38%, 6/1/2024	233,000	241,155
US Foods, Inc. 5.88%, 6/15/2024 (a)	357,000	365,925
Vereit Operating Partnership L.P. 4.60%, 2/6/2024	350,000	357,525
VeriSign, Inc. 5.25%, 4/1/2025	150,000	154,875
WCI Communities, Inc. 6.88%, 8/15/2021	245,000	257,862
WellCare Health Plans, Inc. 5.75%, 11/15/2020	350,000	358,094
Western Digital Corp. 7.38%, 4/1/2023 (a)	450,000	484,875
WhiteWave Foods Co. 5.38%, 10/1/2022	300,000	331,500
Whiting Petroleum Corp. 5.75%, 3/15/2021	275,000	271,067
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	250,000	262,656
William Carter Co. 5.25%, 8/15/2021	150,000	155,925
Williams Partners L.P./ACMP Finance Corp. 4.88%, 5/15/2023	300,000	301,586
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	250,000	258,450
York Risk Services Holding Corp. 8.50%, 10/1/2022 (a)	255,000	207,825
Yum! Brands, Inc. 5.35%, 11/1/2043	300,000	247,500

Security Description	Principal Amount	Value
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	$475,000	$475,000

		57,505,516

Total Corporate Bonds & Notes (Cost $68,785,855)		70,256,826

Short-Term Investment - 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (d)(e) (Cost $3,934,147)	3,934,147	3,934,147

Total Investments - 98.9% (Cost $72,720,002)		74,190,973

Other Assets in Excess of Liabilities - 1.1%		846,911

Net Assets - 100.0%		$75,037,884

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 45.1% of net assets as of November 30, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2016.
PIK	Payment in Kind

See accompanying notes to schedules of investments.

26	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Centrally-Cleared Credit Default Swap Contracts Credit Indicies
Reference Entity	Notional Amount*		Fund (Pays)/ Receives Fixed Rate	Termination Date	Value $	Upfront Premiums Received/ (Paid) $	Unrealized Appreciation/ (Depreciation) $
Protection Sold:
Markit CDX North American High Yield Index, Series 27	USD	2,500,000	5.00%	12/20/2021	119,672	(91,895)	27,777

*	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of November 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Corporate Bonds & Notes
Australia	$—	$368,352	$—	$368,352
Barbados	—	212,750	—	212,750
Bermuda	—	630,500	—	630,500
Canada	—	2,128,395	—	2,128,395
Cayman Islands	—	690,995	—	690,995
France	—	567,235	—	567,235
Germany	—	291,577	—	291,577
Ireland	—	891,750	—	891,750
Luxembourg	—	3,004,248	—	3,004,248
Netherlands	—	1,483,557	—	1,483,557
Sweden	—	194,000	—	194,000
United Kingdom	—	2,287,951	—	2,287,951
United States	—	57,505,516	—	57,505,516
Short-Term Investment	3,934,147	—	—	3,934,147

Total Investments	$3,934,147	$70,256,826	$—	$74,190,973

Other Financial Instruments:
Credit Default Swap Contracts (a)	—	27,777	—	27,777

Total Investments and Other Financial Instruments	$3,934,147	$70,284,603	$—	$74,218,750

(a)	Credit Default Swap Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 8/31/16	Value At 8/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 11/30/16	Value at 11/30/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,207,032	$6,207,032	7,775,619	10,048,504	3,934,147	$3,934,147	$4,551	$—

Total		$6,207,032				$3,934,147	$4,551	$—

See accompanying notes to schedules of investments.

High Yield Bond Fund	27

SSGA Funds

Notes to Schedules of Investments — November 30, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

28	Notes to Schedule of Investments

SSGA Funds

Notes to Schedules of Investments, continued — November 30, 2016 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of November 30, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Funds had no material transfers between levels for the period ended November 30, 2016.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Credit Default Swaps

The SSGA High Yield Bond Fund may enter into a credit default swap or a total return swap for hedging purposes or to seek to increase total return of the Fund as well as managing the liquidity profile of the Fund. Credit default swap contracts may be entered into OTC or may be executed through a clearinghouse (“cleared credit default swap”). The Fund enters into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Accordingly, the Fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Credit default swaps are typically governed by the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreements or similar agreements (“Master Agreements”). A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed

Notes to Schedule of Investments	29

SSGA Funds

Notes to Schedules of Investments, continued — November 30, 2016 (Unaudited)

securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

The aggregate fair value of credit default swap agreements in a net liability position as of November 30, 2016 is disclosed in the footnotes to the Schedule of Investments. The maximum amount of future, undiscounted payments that the Funds, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of November 30, 2016, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the Fund is the protection seller, the Fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $2,500,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The Funds maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2016 are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of November 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Dynamic Small Cap Fund	$28,273,397	$6,440,335	$634,886	$5,805,449
SSGA Enhanced Small Cap Fund	31,450,950	8,122,427	1,548,818	6,573,609
State Street Disciplined Emerging Markets Equity Fund	81,729,345	17,563,884	3,179,716	14,384,168
SSGA International Stock Selection Fund	290,976,407	13,819,405	18,481,241	(4,661,836)
SSGA High Yield Bond Fund	72,720,002	2,200,364	729,393	1,470,971

30	Notes to Schedule of Investments

Quarterly Report

30 November 2016

SSGA Funds

SSGA S&P 500 Index Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Funds

SSGA S&P 500 Index Fund

Quarterly Report

November 30, 2016 (Unaudited)

Page
Schedule of Investments	1
Notes to Schedule of Investments	8

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA S&P 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.

State Street Equity 500 Index Portfolio

Schedule of Investments — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.6%
Consumer Discretionary - 12.0%
Advance Auto Parts, Inc.	5,500	$933,460
Amazon.com, Inc. (a)	30,602	22,968,943
AutoNation, Inc. (a)	4,769	212,984
AutoZone, Inc. (a)	2,288	1,791,916
Bed Bath & Beyond, Inc.	11,530	516,659
Best Buy Co., Inc.	22,313	1,019,704
BorgWarner, Inc.	16,623	591,779
CarMax, Inc. (a)	15,197	878,235
Carnival Corp.	32,249	1,657,921
CBS Corp. Class B	30,493	1,851,535
Charter Communications, Inc. Class A (a)	16,800	4,625,208
Chipotle Mexican Grill, Inc. (a)	2,414	956,741
Coach, Inc.	22,500	818,775
Comcast Corp. Class A	186,365	12,954,231
D.R. Horton, Inc.	26,179	725,682
Darden Restaurants, Inc.	9,917	726,916
Delphi Automotive PLC	21,481	1,374,784
Discovery Communications, Inc. Class A (a)	12,597	341,253
Discovery Communications, Inc. Class C (a)	18,697	494,349
Dollar General Corp.	20,587	1,591,787
Dollar Tree, Inc. (a)	18,682	1,647,005
Expedia, Inc.	9,323	1,156,518
Foot Locker, Inc.	10,100	723,867
Ford Motor Co.	306,860	3,670,046
Gap, Inc.	19,364	483,519
Garmin, Ltd.	9,160	477,786
General Motors Co.	110,077	3,800,959
Genuine Parts Co.	10,920	1,050,832
Goodyear Tire & Rubber Co.	19,613	601,923
H&R Block, Inc.	16,351	362,338
Hanesbrands, Inc.	30,400	706,192
Harley-Davidson, Inc.	14,785	900,259
Harman International Industries, Inc.	6,105	667,704
Hasbro, Inc.	9,128	779,440
Home Depot, Inc.	95,910	12,410,754
Interpublic Group of Cos., Inc.	31,928	768,507
Kohl’s Corp.	12,388	666,846
L Brands, Inc.	17,746	1,246,124
Leggett & Platt, Inc.	9,844	473,103
Lennar Corp. Class A	15,425	656,179
LKQ Corp. (a)	25,000	820,750
Lowe’s Cos., Inc.	67,212	4,741,807
Macy’s, Inc.	24,361	1,028,034
Marriott International, Inc. Class A	25,652	2,020,865

Security Description	Shares	Value
Mattel, Inc.	27,743	$875,846
McDonald’s Corp.	66,015	7,873,609
Michael Kors Holdings, Ltd. (a)	11,686	543,282
Mohawk Industries, Inc. (a)	5,069	1,000,823
Netflix, Inc. (a)	33,596	3,930,732
Newell Brands, Inc.	37,350	1,755,823
News Corp. Class A	28,814	333,090
News Corp. Class B	7,500	89,625
NIKE, Inc. Class B	105,402	5,277,478
Nordstrom, Inc.	7,756	433,715
O’Reilly Automotive, Inc. (a)	7,120	1,954,440
Omnicom Group, Inc.	18,750	1,630,125
Priceline Group, Inc. (a)	3,808	5,726,013
PulteGroup, Inc.	22,543	425,161
PVH Corp.	6,051	641,043
Ralph Lauren Corp.	4,136	432,667
Ross Stores, Inc.	29,844	2,017,156
Royal Caribbean Cruises, Ltd.	12,800	1,036,416
Scripps Networks Interactive, Inc. Class A	6,863	475,331
Signet Jewelers, Ltd.	6,300	575,127
Staples, Inc.	55,534	537,014
Starbucks Corp.	113,092	6,555,943
Target Corp.	43,844	3,386,511
TEGNA, Inc.	15,252	342,102
Tiffany & Co.	8,481	699,513
Time Warner, Inc.	59,780	5,489,000
TJX Cos., Inc.	50,675	3,969,879
Tractor Supply Co.	11,074	831,325
TripAdvisor, Inc. (a)	9,015	435,244
Twenty-First Century Fox, Inc. Class A	81,709	2,296,840
Twenty-First Century Fox, Inc. Class B	34,400	965,264
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,800	1,245,600
Under Armour, Inc. Class A (a)	14,376	442,781
Under Armour, Inc. Class C (a)	14,478	373,243
Urban Outfitters, Inc. (a)	5,439	171,872
VF Corp.	26,428	1,440,590
Viacom, Inc. Class B	27,641	1,035,985
Walt Disney Co.	114,593	11,358,458
Whirlpool Corp.	5,659	919,248
Wyndham Worldwide Corp.	8,946	644,023
Wynn Resorts, Ltd.	5,859	597,559
Yum! Brands, Inc.	26,790	1,698,218

		181,357,933

See accompanying Notes to Schedule of Investments.

State Street Equity 500 Index Portfolio	1

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Consumer Staples - 9.0%
Altria Group, Inc.	151,370	$9,677,084
Archer-Daniels-Midland Co.	43,692	1,888,805
Brown-Forman Corp. Class B	15,122	685,783
Campbell Soup Co.	14,083	801,182
Church & Dwight Co., Inc.	20,600	902,074
Clorox Co.	10,379	1,199,397
Coca-Cola Co.	301,422	12,162,378
Colgate-Palmolive Co.	68,979	4,499,500
Conagra Brands, Inc.	30,951	1,135,592
Constellation Brands, Inc. Class A	14,076	2,127,447
Costco Wholesale Corp.	33,934	5,093,833
Coty, Inc. Class A (a)	37,840	707,986
CVS Health Corp.	82,427	6,337,812
Dr. Pepper Snapple Group, Inc.	15,003	1,301,360
Estee Lauder Cos., Inc. Class A	17,763	1,380,185
General Mills, Inc.	45,422	2,768,017
Hershey Co.	11,015	1,064,490
Hormel Foods Corp.	21,098	722,395
J.M. Smucker Co.	8,855	1,115,287
Kellogg Co.	19,607	1,411,704
Kimberly-Clark Corp.	28,373	3,280,203
Kraft Heinz Co.	46,851	3,825,384
Kroger Co.	74,710	2,413,133
McCormick & Co., Inc.	9,561	871,963
Mead Johnson Nutrition Co.	14,368	1,035,789
Molson Coors Brewing Co. Class B	14,609	1,432,120
Mondelez International, Inc. Class A	120,394	4,965,049
Monster Beverage Corp. (a)	30,087	1,346,393
PepsiCo, Inc.	111,638	11,174,964
Philip Morris International, Inc.	120,287	10,618,936
Procter & Gamble Co.	207,513	17,111,522
Reynolds American, Inc.	64,992	3,516,067
Sysco Corp.	38,435	2,046,664
Tyson Foods, Inc. Class A	23,291	1,323,162
Wal-Mart Stores, Inc.	117,199	8,254,326
Walgreens Boots Alliance, Inc.	65,813	5,576,335
Whole Foods Market, Inc.	26,187	795,823

		136,570,144

Energy - 7.3%
Anadarko Petroleum Corp.	40,644	2,810,533
Apache Corp.	29,270	1,930,357
Baker Hughes, Inc.	32,794	2,109,638
Cabot Oil & Gas Corp.	38,322	847,683

Security Description	Shares	Value
Chesapeake Energy Corp. (a)	45,894	$321,258
Chevron Corp.	146,534	16,347,333
Cimarex Energy Co.	7,742	1,067,467
Concho Resources, Inc. (a)	10,300	1,473,106
ConocoPhillips	97,803	4,745,402
Devon Energy Corp.	40,850	1,974,280
EOG Resources, Inc.	43,263	4,435,323
EQT Corp.	14,343	1,005,157
Exxon Mobil Corp.	322,772	28,177,996
FMC Technologies, Inc. (a)	17,509	599,858
Halliburton Co.	65,667	3,486,261
Helmerich & Payne, Inc.	7,974	603,233
Hess Corp.	20,244	1,132,854
Kinder Morgan, Inc.	147,176	3,267,307
Marathon Oil Corp.	65,189	1,177,313
Marathon Petroleum Corp.	42,102	1,979,636
Murphy Oil Corp.	14,562	493,797
National Oilwell Varco, Inc.	29,941	1,118,596
Newfield Exploration Co. (a)	15,685	709,276
Noble Energy, Inc.	32,895	1,255,273
Occidental Petroleum Corp.	59,035	4,212,738
ONEOK, Inc.	15,804	868,114
Phillips 66	34,192	2,840,671
Pioneer Natural Resources Co.	13,024	2,488,105
Range Resources Corp.	14,541	511,552
Schlumberger, Ltd.	107,693	9,051,597
Southwestern Energy Co. (a)	37,344	423,854
Spectra Energy Corp.	53,441	2,188,409
Tesoro Corp.	9,949	809,351
Transocean, Ltd. (a)	27,890	359,781
Valero Energy Corp.	34,686	2,135,270
Williams Cos., Inc.	52,710	1,618,197

		110,576,576

Financials - 14.3%
Affiliated Managers Group, Inc. (a)	4,276	633,276
Aflac, Inc.	32,437	2,315,353
Allstate Corp.	27,967	1,955,453
American Express Co.	59,952	4,318,942
American International Group, Inc.	78,132	4,948,100
Ameriprise Financial, Inc.	12,763	1,457,662
Aon PLC	20,782	2,371,226
Arthur J Gallagher & Co.	14,500	730,075
Assurant, Inc.	5,046	435,672
Bank of America Corp.	791,966	16,726,322
Bank of New York Mellon Corp.	82,491	3,911,723
BB&T Corp.	62,639	2,834,415
Berkshire Hathaway, Inc. Class B (a)	147,719	23,256,879

See accompanying Notes to Schedule of Investments.

2	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

BlackRock, Inc.	9,318	$3,455,021
Capital One Financial Corp.	40,168	3,375,719
Charles Schwab Corp.	91,689	3,544,697
Chubb, Ltd.	36,541	4,677,248
Cincinnati Financial Corp.	11,705	898,242
Citigroup, Inc.	225,293	12,704,272
Citizens Financial Group, Inc.	42,100	1,410,771
CME Group, Inc.	25,792	2,912,175
Comerica, Inc.	13,017	829,834
Discover Financial Services	30,177	2,045,095
E*TRADE Financial Corp. (a)	20,489	707,075
Fifth Third Bancorp	61,454	1,599,033
Franklin Resources, Inc.	28,651	1,124,838
Goldman Sachs Group, Inc.	28,988	6,356,778
Hartford Financial Services Group, Inc.	30,330	1,429,150
Huntington Bancshares, Inc.	86,565	1,078,600
Intercontinental Exchange, Inc.	45,625	2,527,625
Invesco, Ltd.	32,689	1,023,493
JPMorgan Chase & Co.	280,872	22,517,508
KeyCorp	87,779	1,519,454
Legg Mason, Inc.	9,115	290,768
Leucadia National Corp.	27,909	614,556
Lincoln National Corp.	16,710	1,071,111
Loews Corp.	20,312	906,931
M&T Bank Corp.	12,634	1,818,538
Marsh & McLennan Cos., Inc.	39,334	2,726,240
MetLife, Inc.	86,426	4,754,294
Moody’s Corp.	13,434	1,350,117
Morgan Stanley	112,655	4,659,411
Nasdaq, Inc.	9,225	591,230
Navient Corp.	26,641	459,024
Northern Trust Corp.	16,510	1,356,296
People’s United Financial, Inc.	22,434	419,964
PNC Financial Services Group, Inc.	37,542	4,149,893
Principal Financial Group, Inc.	20,726	1,195,683
Progressive Corp.	46,852	1,560,172
Prudential Financial, Inc.	34,637	3,484,482
Regions Financial Corp.	96,243	1,303,130
S&P Global, Inc.	19,998	2,379,562
State Street Corp. (b)	29,147	2,296,784
SunTrust Banks, Inc.	40,082	2,082,260
Synchrony Financial	63,071	2,179,734
T Rowe Price Group, Inc.	19,920	1,475,275
Torchmark Corp.	8,384	587,635
Travelers Cos., Inc.	22,898	2,595,488
Unum Group	19,924	842,187
US Bancorp	123,930	6,149,407
Wells Fargo & Co.	352,846	18,672,610

Security Description	Shares	Value
Willis Towers Watson PLC	10,379	$1,290,836
XL Group, Ltd.	20,520	741,388
Zions Bancorp	15,258	607,116

		216,243,848

Health Care - 13.4%
Abbott Laboratories	113,759	4,330,805
AbbVie, Inc.	126,263	7,676,790
Aetna, Inc.	26,715	3,495,391
Agilent Technologies, Inc.	25,275	1,111,595
Alexion Pharmaceuticals, Inc. (a)	17,227	2,111,858
Allergan PLC (a)	30,626	5,950,632
AmerisourceBergen Corp.	13,952	1,088,116
Amgen, Inc.	57,991	8,354,763
Anthem, Inc.	20,219	2,881,814
Baxter International, Inc.	38,970	1,729,099
Becton Dickinson and Co.	16,404	2,773,916
Biogen, Inc. (a)	16,947	4,983,604
Boston Scientific Corp. (a)	108,077	2,211,255
Bristol-Myers Squibb Co.	129,012	7,281,437
C.R. Bard, Inc.	5,862	1,234,244
Cardinal Health, Inc.	23,924	1,698,843
Celgene Corp. (a)	59,765	7,082,750
Centene Corp. (a)	13,500	778,005
Cerner Corp. (a)	23,963	1,192,878
Cigna Corp.	19,711	2,655,860
Cooper Cos., Inc.	3,900	641,511
Danaher Corp.	47,078	3,680,087
DaVita, Inc. (a)	12,972	821,776
DENTSPLY SIRONA, Inc.	19,066	1,109,260
Edwards Lifesciences Corp. (a)	17,190	1,424,192
Eli Lilly & Co.	74,957	5,031,114
Endo International PLC (a)	14,000	224,140
Express Scripts Holding Co. (a)	49,747	3,774,802
Gilead Sciences, Inc.	102,046	7,520,790
HCA Holdings, Inc. (a)	22,200	1,573,758
Henry Schein, Inc. (a)	6,300	938,448
Hologic, Inc. (a)	22,100	845,988
Humana, Inc.	11,917	2,534,031
Illumina, Inc. (a)	11,800	1,571,052
Intuitive Surgical, Inc. (a)	3,052	1,964,695
Johnson & Johnson	212,941	23,700,333
Laboratory Corp. of America Holdings (a)	7,447	937,205
Mallinckrodt PLC (a)	8,200	432,140
McKesson Corp.	17,731	2,549,895
Medtronic PLC	107,004	7,812,362
Merck & Co., Inc.	214,698	13,137,371
Mettler-Toledo International, Inc. (a)	2,100	865,242
Mylan NV (a)	36,607	1,340,182
Patterson Cos., Inc.	6,459	250,222

See accompanying Notes to Schedule of Investments.

State Street Equity 500 Index Portfolio	3

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

PerkinElmer, Inc.	9,732	$493,607
Perrigo Co. PLC	11,614	1,002,753
Pfizer, Inc.	471,248	15,145,911
Quest Diagnostics, Inc.	11,358	993,371
Regeneron Pharmaceuticals, Inc. (a)	5,958	2,259,512
St. Jude Medical, Inc.	22,153	1,754,518
Stryker Corp.	23,595	2,681,808
Thermo Fisher Scientific, Inc.	31,112	4,359,102
UnitedHealth Group, Inc.	73,822	11,687,499
Universal Health Services, Inc. Class B	6,800	836,536
Varian Medical Systems, Inc. (a)	7,531	676,510
Vertex Pharmaceuticals, Inc. (a)	19,748	1,611,634
Waters Corp. (a)	6,215	836,353
Zimmer Biomet Holdings, Inc.	15,927	1,622,324
Zoetis, Inc.	39,428	1,986,383

		203,252,072

Industrials - 10.2%
3M Co.	46,743	8,027,643
Acuity Brands, Inc.	3,600	905,076
Alaska Air Group, Inc.	10,200	839,154
Allegion PLC	7,537	504,301
American Airlines Group, Inc.	41,000	1,904,040
AMETEK, Inc.	18,401	871,287
Arconic, Inc.	33,663	649,023
Boeing Co.	44,724	6,733,645
C.H. Robinson Worldwide, Inc.	11,382	851,943
Caterpillar, Inc.	45,855	4,381,904
Cintas Corp.	6,922	793,261
CSX Corp.	71,559	2,562,528
Cummins, Inc.	12,444	1,764,310
Deere & Co.	21,754	2,179,751
Delta Air Lines, Inc.	56,666	2,730,168
Dover Corp.	12,345	896,370
Dun & Bradstreet Corp.	2,845	346,293
Eaton Corp. PLC	34,399	2,287,877
Emerson Electric Co.	48,769	2,752,522
Equifax, Inc.	9,495	1,086,703
Expeditors International of Washington, Inc.	14,444	761,777
Fastenal Co.	23,042	1,092,191
FedEx Corp.	18,650	3,574,645
Flowserve Corp.	11,455	543,540
Fluor Corp.	10,956	586,256
Fortive Corp.	24,239	1,332,903
Fortune Brands Home & Security, Inc.	12,500	689,375

Security Description	Shares	Value
General Dynamics Corp.	22,589	$3,960,981
General Electric Co.	696,949	21,438,151
Honeywell International, Inc.	58,703	6,688,620
Illinois Tool Works, Inc.	25,371	3,175,942
Ingersoll-Rand PLC	19,016	1,417,453
Jacobs Engineering Group, Inc. (a)	9,657	598,831
JB Hunt Transport Services, Inc.	7,000	667,590
Johnson Controls International PLC	75,093	3,377,683
Kansas City Southern	8,604	763,261
L-3 Communications Holdings, Inc.	6,165	972,652
Lockheed Martin Corp.	19,390	5,143,197
Masco Corp.	25,939	820,969
Nielsen Holdings PLC	26,775	1,154,003
Norfolk Southern Corp.	22,168	2,360,005
Northrop Grumman Corp.	13,586	3,391,745
PACCAR, Inc.	27,935	1,736,160
Parker-Hannifin Corp.	10,814	1,502,389
Pentair PLC	11,791	677,511
Pitney Bowes, Inc.	18,021	258,601
Quanta Services, Inc. (a)	11,593	390,916
Raytheon Co.	22,736	3,399,941
Republic Services, Inc.	18,214	1,010,695
Robert Half International, Inc.	9,374	420,611
Rockwell Automation, Inc.	10,379	1,387,776
Rockwell Collins, Inc.	10,300	955,016
Roper Technologies, Inc.	8,035	1,455,219
Ryder System, Inc.	4,155	325,337
Snap-on, Inc.	4,572	764,438
Southwest Airlines Co.	46,627	2,173,284
Stanley Black & Decker, Inc.	11,650	1,382,040
Stericycle, Inc. (a)	6,604	481,894
Textron, Inc.	20,506	943,891
TransDigm Group, Inc.	4,000	1,005,720
Union Pacific Corp.	64,238	6,509,237
United Continental Holdings, Inc. (a)	23,400	1,613,430
United Parcel Service, Inc. Class B	53,255	6,173,320
United Rentals, Inc. (a)	7,100	717,881
United Technologies Corp.	60,027	6,466,108
Verisk Analytics, Inc. (a)	12,100	1,005,268
W.W. Grainger, Inc.	4,012	925,047
Waste Management, Inc.	30,604	2,127,590
Xylem, Inc.	14,134	729,032

		154,117,921

Information Technology - 20.3%
Accenture PLC Class A	47,982	5,730,490

See accompanying Notes to Schedule of Investments.

4	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Activision Blizzard, Inc.	54,300	$1,987,923
Adobe Systems, Inc. (a)	39,313	4,041,770
Akamai Technologies, Inc. (a)	14,034	936,068
Alliance Data Systems Corp.	4,704	1,076,181
Alphabet, Inc. Class A (a)	22,923	17,785,497
Alphabet, Inc. Class C (a)	22,945	17,393,228
Amphenol Corp. Class A	24,480	1,671,005
Analog Devices, Inc.	24,818	1,842,488
Apple, Inc.	419,964	46,414,421
Applied Materials, Inc.	85,153	2,741,927
Autodesk, Inc. (a)	15,570	1,130,538
Automatic Data Processing, Inc.	35,765	3,434,155
Broadcom, Ltd.	30,435	5,188,863
CA, Inc.	24,759	791,298
Cisco Systems, Inc.	390,229	11,636,629
Citrix Systems, Inc. (a)	12,578	1,090,890
Cognizant Technology Solutions Corp. Class A (a)	47,527	2,617,787
Corning, Inc.	79,450	1,909,184
CSRA, Inc.	9,732	311,521
eBay, Inc. (a)	82,858	2,304,281
Electronic Arts, Inc. (a)	23,521	1,863,804
F5 Networks, Inc. (a)	5,059	712,054
Facebook, Inc. Class A (a)	180,707	21,399,323
Fidelity National Information Services, Inc.	26,086	2,013,578
First Solar, Inc. (a)	6,849	207,662
Fiserv, Inc. (a)	16,442	1,720,162
FLIR Systems, Inc.	11,839	425,139
Global Payments, Inc.	12,575	862,016
Harris Corp.	9,898	1,025,037
Hewlett Packard Enterprise Co.	130,463	3,105,019
HP, Inc.	128,763	1,982,950
Intel Corp.	367,320	12,746,004
International Business Machines Corp.	67,447	10,941,252
Intuit, Inc.	19,526	2,219,716
Juniper Networks, Inc.	27,844	766,824
KLA-Tencor Corp.	12,673	1,011,812
Lam Research Corp.	12,681	1,344,440
Linear Technology Corp.	18,321	1,145,612
MasterCard, Inc. Class A	74,149	7,578,028
Microchip Technology, Inc.	17,006	1,125,457
Micron Technology, Inc. (a)	84,228	1,644,973
Microsoft Corp.	606,977	36,576,434
Motorola Solutions, Inc.	12,428	997,347
NetApp, Inc.	22,643	827,828
NVIDIA Corp.	41,012	3,781,306
Oracle Corp.	232,970	9,363,064
Paychex, Inc.	25,431	1,499,158
PayPal Holdings, Inc. (a)	86,758	3,407,854

Security Description	Shares	Value
Qorvo, Inc. (a)	9,800	$523,418
QUALCOMM, Inc.	113,885	7,758,985
Red Hat, Inc. (a)	14,330	1,133,646
salesforce.com, Inc. (a)	49,705	3,578,760
Seagate Technology PLC	22,976	921,338
Skyworks Solutions, Inc.	15,100	1,160,435
Symantec Corp.	49,603	1,209,817
TE Connectivity, Ltd.	27,749	1,876,942
Teradata Corp. (a)	9,013	241,999
Texas Instruments, Inc.	77,706	5,744,805
Total System Services, Inc.	13,399	659,499
VeriSign, Inc. (a)	6,920	545,642
Visa, Inc. Class A	146,340	11,315,009
Western Digital Corp.	21,706	1,381,804
Western Union Co.	37,340	785,260
Xerox Corp.	63,292	591,780
Xilinx, Inc.	20,342	1,098,061
Yahoo!, Inc. (a)	67,437	2,766,266

		307,623,463

Materials - 2.9%
Air Products & Chemicals, Inc.	17,207	2,485,723
Albemarle Corp.	9,100	798,798
Avery Dennison Corp.	7,818	563,365
Ball Corp.	14,158	1,062,700
CF Industries Holdings, Inc.	19,730	570,986
Dow Chemical Co.	88,690	4,941,807
E.I. du Pont de Nemours & Co.	67,694	4,982,955
Eastman Chemical Co.	12,072	906,849
Ecolab, Inc.	19,865	2,318,841
FMC Corp.	10,522	590,495
Freeport-McMoRan, Inc.	92,464	1,419,322
International Flavors & Fragrances, Inc.	6,480	784,404
International Paper Co.	32,508	1,583,790
LyondellBasell Industries NV Class A	25,752	2,325,921
Martin Marietta Materials, Inc.	4,855	1,065,430
Monsanto Co.	34,394	3,532,608
Mosaic Co.	27,716	787,134
Newmont Mining Corp.	41,373	1,342,140
Nucor Corp.	24,606	1,530,247
Owens-Illinois, Inc. (a)	13,263	243,641
PPG Industries, Inc.	20,388	1,955,821
Praxair, Inc.	22,000	2,646,600
Sealed Air Corp.	15,169	691,706
Sherwin-Williams Co.	6,287	1,689,128
Vulcan Materials Co.	10,490	1,318,069
WestRock Co.	19,148	980,378

		43,118,858

See accompanying Notes to Schedule of Investments.

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2016 (Unaudited)

Security Description	Shares	Value

Real Estate - 2.7%
American Tower Corp. REIT	33,382	$3,413,977
Apartment Investment & Management Co. Class A REIT	11,865	499,517
AvalonBay Communities, Inc. REIT	11,029	1,814,160
Boston Properties, Inc. REIT	12,221	1,513,937
CBRE Group, Inc. Class A (a)	25,008	726,232
Crown Castle International Corp. REIT	26,842	2,240,233
Digital Realty Trust, Inc. REIT	12,000	1,107,960
Equinix, Inc. REIT	5,538	1,876,053
Equity Residential REIT	29,338	1,760,573
Essex Property Trust, Inc. REIT	5,055	1,091,476
Extra Space Storage, Inc. REIT	9,500	666,520
Federal Realty Investment Trust REIT	5,400	758,268
General Growth Properties, Inc. REIT	46,542	1,179,374
HCP, Inc. REIT	37,177	1,097,837
Host Hotels & Resorts, Inc. REIT	59,959	1,069,669
Iron Mountain, Inc. REIT	18,074	596,442
Kimco Realty Corp. REIT	32,916	840,675
Macerich Co. REIT	10,145	688,744
Prologis, Inc. REIT	41,947	2,135,102
Public Storage REIT	11,852	2,480,624
Realty Income Corp. REIT	19,800	1,097,712
Simon Property Group, Inc. REIT	24,435	4,389,748
SL Green Realty Corp. REIT	8,000	842,880
UDR, Inc. REIT	20,100	684,204
Ventas, Inc. REIT	26,803	1,619,437
Vornado Realty Trust REIT	14,046	1,372,997
Welltower, Inc. REIT	28,481	1,788,037
Weyerhaeuser Co. REIT	59,998	1,849,738

		41,202,126

Telecommunication Services - 2.5%
AT&T, Inc.	478,318	18,477,424
CenturyLink, Inc.	43,173	1,015,429
Frontier Communications Corp.	91,638	334,479
Level 3 Communications, Inc. (a)	23,100	1,272,117
Verizon Communications, Inc.	316,751	15,805,875

		36,905,324

Security Description	Shares/ Principal Amount	Value
Utilities - 3.0%
AES Corp.	49,859	$570,886
Alliant Energy Corp.	18,500	664,520
Ameren Corp.	18,956	931,119
American Electric Power Co., Inc.	37,843	2,234,629
American Water Works Co., Inc.	14,200	1,029,074
CenterPoint Energy, Inc.	33,235	792,987
CMS Energy Corp.	22,101	888,902
Consolidated Edison, Inc.	23,500	1,639,595
Dominion Resources, Inc.	49,468	3,625,510
DTE Energy Co.	14,239	1,325,508
Duke Energy Corp.	54,391	4,012,424
Edison International	26,005	1,788,364
Entergy Corp.	14,200	975,966
Eversource Energy	24,543	1,266,910
Exelon Corp.	70,959	2,306,877
FirstEnergy Corp.	32,229	1,008,445
NextEra Energy, Inc.	36,457	4,164,483
NiSource, Inc.	27,678	607,255
NRG Energy, Inc.	22,498	255,127
PG&E Corp.	39,612	2,329,186
Pinnacle West Capital Corp.	8,756	647,331
PPL Corp.	53,956	1,805,368
Public Service Enterprise Group, Inc.	40,536	1,674,542
SCANA Corp.	11,501	811,166
Sempra Energy	18,924	1,888,615
Southern Co.	75,384	3,529,479
WEC Energy Group, Inc.	25,087	1,405,123
Xcel Energy, Inc.	40,500	1,579,905

		45,759,296

Total Common Stocks (Cost $554,159,529)		1,476,727,561

Short-Term Investments - 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.28% (c)(d)	29,716,362	29,716,362
U.S. Treasury Bill 0.42% due 03/02/2017 (e)(f)	3,860,000	3,855,314

Total Short-Term Investments (cost $33,572,264)		33,571,676

Total Investments - 99.8% (cost $587,731,793)		1,510,299,237

Other Assets in Excess of Liabilities - 0.2%		3,319,212

Net Assets - 100.0%		$1,513,618,449

See accompanying Notes to Schedule of Investments.

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — November 30, 2016 (Unaudited)

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended November 30, 2016 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2016.
(e)	All or part of this security has been designated as collateral for futures contracts.
(f)	Rate represents annualized yield at date of purchase.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments accordingly to the fair value hierarchy as of November 30, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$181,357,933	$—	$—	$181,357,933
Consumer Staples	136,570,144	—	—	136,570,144
Energy	110,576,576	—	—	110,576,576
Financials	216,243,848	—	—	216,243,848
Health Care	203,252,072	—	—	203,252,072
Industrials	154,117,921	—	—	154,117,921
Information Technology	307,623,463	—	—	307,623,463
Materials	43,118,858	—	—	43,118,858
Real Estate	41,202,126	—	—	41,202,126
Telecommunication Services	36,905,324	—	—	36,905,324
Utilities	45,759,296	—	—	45,759,296
Short-Term Investments	29,716,362	3,855,314	—	33,571,676

Total Investments	$1,506,443,923	$3,855,314	$—	$1,510,299,237

Other Financial Instruments:
Futures Contracts (a)	900,644	—	—	900,644

Total Investments and Other Financial Instruments	$1,507,344,567	$3,855,314	$—	$1,511,199,881

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

At November 30, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
E-mini S&P 500 Index (long)	12/16/2016	320	$35,180,800	$900,644

Affiliate Table

	Number of Shares Held at 12/31/15	Value At 12/31/15	Shares Purchased	Shares Sold	Number of Shares Held at 11/30/16	Value at 11/30/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	34,247	$2,272,631	2,400	7,500	29,147	$2,296,784	$34,466	$72,613
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,967,587	32,967,587	227,278,232	230,529,457	29,716,362	29,716,362	53,850	—

TOTAL		$35,240,218				$32,013,146	$88,316	$72,613

See accompanying Notes to Schedule of Investments.

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — November 30, 2016 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments (including registered investment companies) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

8	Notes to Schedule of Investments

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments, continued — November 30, 2016 (Unaudited)

The value of the Portfolio’s investments according to the fair value hierarchy as of November 30, 2016, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended November 30, 2016.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2016 are disclosed in the Schedule of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of November 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$587,731,793	$937,806,396	$15,238,952	$922,567,444

Notes to Schedule of Investments	9

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: January 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: January 18, 2017